NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
1,131,141 shares (cost $28,145,210)	$21,220,202
Global Allocation V.I. Fund - Class II (MLVGA2)
86,843 shares (cost $1,416,767)	1,342,594
Stock Index Fund, Inc. - Initial Shares (DSIF)
208,404 shares (cost $7,410,453)	9,557,396
Rising Dividends Securities Fund - Class 1 (FTVRDI)
253,923 shares (cost $6,158,955)	6,477,583
Small Cap Value Securities Fund - Class 1 (FTVSVI)
288,908 shares (cost $5,160,745)	5,757,944
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
159,059 shares (cost $1,425,138)	1,170,671
Templeton Foreign Securities Fund - Class 1 (TIF)
77,072 shares (cost $1,173,387)	1,070,536
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
92,229 shares (cost $1,678,542)	1,498,722
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,217 shares (cost $57,444)	58,177
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
355,412 shares (cost $1,592,719)	1,737,965
Balanced Portfolio: Service Shares (JABS)
72,430 shares (cost $2,198,537)	2,309,784
Forty Portfolio: Service Shares (JACAS)
152,342 shares (cost $5,291,127)	4,690,603
Global Technology Portfolio: Service Shares (JAGTS)
166,209 shares (cost $1,314,510)	1,411,116
Overseas Portfolio: Service Shares (JAIGS)
122,200 shares (cost $4,188,800)	2,916,915
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
133,822 shares (cost $2,303,607)	2,058,176
Value Series - Initial Class (MVFIC)
172,994 shares (cost $2,774,382)	3,269,592
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
57,998 shares (cost $1,253,060)	1,289,303
Core Plus Fixed Income Portfolio - Class I (MSVFI)
87,902 shares (cost $923,996)	937,916
Emerging Markets Debt Portfolio - Class I (MSEM)
21,331 shares (cost $184,082)	166,169
U.S. Real Estate Portfolio - Class I (MSVRE)
29,682 shares (cost $572,513)	634,904
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
417,388 shares (cost $6,543,772)	6,832,638
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
45,369 shares (cost $1,063,052)	1,074,327
American Funds NVIT Bond Fund - Class II (GVABD2)
14,654 shares (cost $169,345)	165,733
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
55,772 shares (cost $1,400,313)	1,472,391
American Funds NVIT Growth Fund - Class II (GVAGR2)
13,788 shares (cost $930,497)	1,026,232
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
13,605 shares (cost $659,034)	702,995
Federated NVIT High Income Bond Fund - Class I (HIBF)
230,188 shares (cost $1,551,160)	1,503,126

NVIT Emerging Markets Fund - Class I (GEM)
292,791 shares (cost $3,287,039)	$2,866,426
NVIT International Equity Fund - Class I (GIG)
12,458 shares (cost $129,542)	117,358
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
30,509 shares (cost $266,072)	285,262
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,453,069 shares (cost $13,232,107)	14,109,305
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
12,589 shares (cost $154,156)	165,545
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
49,952 shares (cost $501,009)	463,053
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
1,319 shares (cost $14,873)	14,288
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
3,807 shares (cost $41,773)	39,323
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
874 shares (cost $9,324)	8,718
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
28,669 shares (cost $328,373)	301,594
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
19,961 shares (cost $210,414)	182,642
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
591 shares (cost $6,646)	6,215
NVIT Core Bond Fund - Class I (NVCBD1)
27,562 shares (cost $301,779)	293,810
NVIT Core Plus Bond Fund - Class I (NVLCP1)
1,795 shares (cost $20,474)	19,961
NVIT Nationwide Fund - Class IV (TRF4)
6,589,523 shares (cost $67,942,756)	105,432,364
NVIT Government Bond Fund - Class I (GBF)
43,254 shares (cost $476,628)	463,681
NVIT Government Bond Fund - Class IV (GBF4)
1,126,953 shares (cost $12,826,082)	12,069,671
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
405,329 shares (cost $4,231,171)	5,090,934
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,241 shares (cost $18,943)	18,767
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
710 shares (cost $11,560)	12,112
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
126,023 shares (cost $1,315,335)	1,251,407
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,038,822 shares (cost $31,681,905)	37,894,109
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,588,672 shares (cost $17,970,072)	20,843,380
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
258,967 shares (cost $2,852,142)	2,866,766
NVIT Mid Cap Index Fund - Class I (MCIF)
192,625 shares (cost $4,060,229)	4,669,238
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
129,078 shares (cost $1,506,441)	1,249,474
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
1,364,076 shares (cost $14,944,343)	13,149,693
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
770,803 shares (cost $7,948,094)	7,438,246
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
366,459 shares (cost $4,053,041)	4,009,057

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
287,014 shares (cost $3,095,718)	$2,921,801
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,647,530 shares (cost $45,750,942)	47,125,950
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
452,912 shares (cost $4,942,138)	4,823,518
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
119,250 shares (cost $2,187,354)	1,857,908
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,364,823 shares (cost $15,545,540)	20,308,572
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
826,657 shares (cost $14,935,713)	17,731,789
NVIT Multi-Sector Bond Fund - Class I (MSBF)
150,209 shares (cost $1,386,008)	1,371,412
NVIT S&P 500 Index Fund - Class IV (GVEX4)
9,107,086 shares (cost $87,565,732)	137,243,793
NVIT Short Term Bond Fund - Class II (NVSTB2)
94,634 shares (cost $988,187)	969,049
NVIT Large Cap Growth Fund - Class I (NVOLG1)
7,086,754 shares (cost $121,585,640)	112,750,262
Templeton NVIT International Value Fund - Class III (NVTIV3)
24,036 shares (cost $306,306)	255,258
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
877,121 shares (cost $9,509,201)	15,419,794
NVIT Real Estate Fund - Class I (NVRE1)
674,520 shares (cost $5,354,080)	4,249,474
NVIT Money Market Fund - Class IV (SAM4)
29,574,464 shares (cost $29,574,464)	29,574,464
Short Duration Bond Portfolio - I Class Shares (AMTB)
685,861 shares (cost $7,551,476)	7,215,260
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,134 shares (cost $173,626)	161,301
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
24,928 shares (cost $549,545)	526,473
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
189,866 shares (cost $2,176,467)	2,893,552
Socially Responsive Portfolio - I Class Shares (AMSRS)
34,678 shares (cost $541,598)	782,689
VPS Growth and Income Portfolio - Class A (ALVGIA)
81,785 shares (cost $2,068,919)	2,552,499
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
148,053 shares (cost $2,862,522)	3,003,999
VP Income & Growth Fund - Class I (ACVIG)
205,818 shares (cost $1,679,446)	1,918,226
VP Inflation Protection Fund - Class II (ACVIP2)
138,146 shares (cost $1,528,658)	1,396,656
VP International Fund - Class I (ACVI)
22,372 shares (cost $195,580)	209,625
VP Mid Cap Value Fund - Class I (ACVMV1)
73,502 shares (cost $1,331,920)	1,551,624
VP Ultra(R) Fund - Class I (ACVU1)
5,365 shares (cost $81,599)	82,883
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
587,895 shares (cost $8,577,891)	11,099,458
Appreciation Portfolio - Initial Shares (DCAP)
62,012 shares (cost $2,514,169)	2,543,100
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
15,448 shares (cost $684,919)	763,761

Managed Tail Risk Fund II: Primary Shares (FVCA2P)
18,169 shares (cost $107,347)	$87,391
Quality Bond Fund II - Primary Shares (FQB)
199,947 shares (cost $2,264,067)	2,195,416
Equity-Income Portfolio - Initial Class (FEIP)
3,920,335 shares (cost $78,067,010)	86,129,760
High Income Portfolio - Initial Class (FHIP)
1,944,587 shares (cost $10,633,024)	10,461,879
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,758,544 shares (cost $25,460,001)	26,870,546
VIP Energy Portfolio - Service Class 2 (FNRS2)
72,461 shares (cost $1,442,846)	1,494,152
VIP Equity-Income Portfolio - Service Class (FEIS)
265,140 shares (cost $5,300,091)	5,795,949
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
9,620 shares (cost $114,543)	118,226
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
148,742 shares (cost $1,651,781)	1,863,740
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
158,801 shares (cost $1,720,671)	2,021,536
VIP Growth Portfolio - Initial Class (FGP)
1,979,476 shares (cost $76,083,383)	117,402,728
VIP Growth Portfolio - Service Class (FGS)
56,975 shares (cost $2,225,265)	3,367,202
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,850,205 shares (cost $23,849,731)	23,386,596
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
130,068 shares (cost $1,651,068)	1,625,849
VIP Mid Cap Portfolio - Service Class (FMCS)
315,882 shares (cost $9,880,215)	10,645,220
VIP Overseas Portfolio - Initial Class (FOP)
1,526,189 shares (cost $29,346,695)	27,181,426
VIP Overseas Portfolio - Service Class (FOS)
175,170 shares (cost $3,513,414)	3,107,509
VIP Value Strategies Portfolio - Service Class (FVSS)
147,269 shares (cost $1,633,069)	2,318,017
Global Securities Fund/VA - Non-Service Shares (OVGS)
288,183 shares (cost $11,444,537)	10,092,186
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
142,877 shares (cost $4,069,460)	4,059,149
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
51,584 shares (cost $1,213,533)	1,242,145
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
98,247 shares (cost $524,978)	485,342
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
12,867 shares (cost $146,728)	125,842
Low Duration Portfolio - Administrative Class (PMVLDA)
33,876 shares (cost $353,986)	346,889
Total Return Portfolio - Administrative Class (PMVTRA)
73,293 shares (cost $807,037)	779,833
VT Growth & Income Fund: Class IB (PVGIB)
14,672 shares (cost $323,335)	381,324
VT Growth Opportunities Fund: Class IB (PVGOB)
47,503 shares (cost $364,571)	367,201
VT International Equity Fund: Class IB (PVTIGB)
6,026 shares (cost $81,094)	74,304
VI American Franchise Fund - Series I Shares (ACEG)
5,070 shares (cost $229,313)	271,661

VI Value Opportunities Fund - Series I Shares (AVBVI)
31,687 shares (cost $208,170)	$205,332
Health Sciences Portfolio - II (TRHS2)
66,999 shares (cost $2,526,776)	2,236,422
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
442,736 shares (cost $4,577,123)	3,595,019
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,574,118 shares (cost $19,468,260)	16,370,832
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
283,885 shares (cost $8,099,277)	6,852,979
Variable Insurance Fund - Equity Income Portfolio (VVEI)
140,706 shares (cost $2,610,907)	3,109,612
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
195,162 shares (cost $1,503,461)	1,559,343
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
255,420 shares (cost $3,828,774)	5,391,910
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
119,139 shares (cost $1,420,801)	1,402,264
Variable Insurance Portfolios - Asset Strategy (WRASP)
28,173 shares (cost $286,387)	226,626
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
27,072 shares (cost $805,769)	701,423
Advantage VT Opportunity Fund - Class 2 (SVOF)
17,315 shares (cost $366,024)	427,158
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
17,129 shares (cost $158,706)	142,687

Total Investments	$1,137,510,884

Other Accounts Receivable	45,543
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,148
Accounts Receivable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,024
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	38,543
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	60
Accounts Receivable - High Income Portfolio - Initial Class (FHIP)	2,850
Accounts Receivable - VIP Overseas Portfolio - Service Class (FOS)	800
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	696
Accounts Receivable - Managed Tail Risk Fund II: Primary Shares (FVCA2P)	657
Accounts Receivable - NVIT Government Bond Fund - Class IV (GBF4)	38,457
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	12,361
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	413
Accounts Receivable - Federated NVIT High Income Bond Fund - Class I (HIBF)	967
Accounts Receivable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	525
Accounts Receivable - NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	17
Accounts Receivable - NVIT Cardinal Balanced Fund - Class I (NVCRB1)	7
Accounts Receivable - NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	10
Accounts Receivable - NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	72
Accounts Receivable - Templeton NVIT International Value Fund - Class III (NVTIV3)	269
Accounts Receivable - Global Strategic Income Fund/VA: Non-service Shares (OVSB)	541
Accounts Receivable - VT Growth & Income Fund: Class IB (PVGIB)	454
Accounts Receivable - VT International Equity Fund: Class IB (PVTIGB)	526
Accounts Receivable - Templeton Foreign Securities Fund - Class 1 (TIF)	835
Accounts Receivable - NVIT Nationwide Fund - Class IV (TRF4)	456,333
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,572
Accounts Receivable - Advantage VT Small Cap Growth Fund – Class 2 (WFVSCG)	38
Accounts Payable - VI American Franchise Fund - Series I Shares (ACEG)	(304)
Accounts Payable - VP International Fund - Class I (ACVI)	(691)
Accounts Payable - VP Income & Growth Fund - Class I (ACVIG)	(583)
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(678)
Accounts Payable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(1,879)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(174)
Accounts Payable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	(644)

Accounts Payable - Socially Responsive Portfolio - I Class Shares (AMSRS)	$(332)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(479)
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(722)
Accounts Payable - VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(41)
Accounts Payable - NVIT International Equity Fund - Class I (GIG)	(30)
Accounts Payable - American Funds NVIT Bond Fund - Class II (GVABD2)	(45)
Accounts Payable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(9,987)
Accounts Payable - Global Technology Portfolio: Service Shares (JAGTS)	(943)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(1,127)
Accounts Payable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	(608)
Accounts Payable - Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	(1,905)
Accounts Payable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	(12)
Accounts Payable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	(2)
Accounts Payable - NVIT Core Plus Bond Fund - Class I (NVLCP1)	(5)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(15,218)
Accounts Payable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	(9,758)
Accounts Payable - Low Duration Portfolio - Administrative Class (PMVLDA)	(99)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(971)
Accounts Payable - VT Growth Opportunities Fund: Class IB (PVGOB)	(177)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(1,082)

$1,138,068,106

Contract Owners’ Equity:
Accumulation units	1,138,068,106

Total Contract Owners’ Equity (note 8)	$1,138,068,106

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	AASCO	MLVGA2	DSIF	FTVRDI	FTVSVI	FTVDM2	TIF
Reinvested dividends	$14,140,135	-	15,026	174,678	101,633	52,096	10,113	24,516
Mortality and expense risk charges (note 3)	(7,370,660)	(132,405)	(10,058)	(62,888)	(43,143)	(34,991)	(8,601)	(7,043)

Net investment income (loss)	6,769,475	(132,405)	4,968	111,790	58,490	17,105	1,512	17,473

Realized gain (loss) on investments	27,511,396	(389,014)	(8,180)	761,862	197,780	241,373	(95,543)	(2,667)
Change in unrealized gain (loss) on investments	(29,587,978)	(1,342,580)	46,980	(267,560)	(77,909)	348,699	287,404	40,411

Net gain (loss) on investments	(2,076,582)	(1,731,594)	38,800	494,302	119,871	590,072	191,861	37,744

Reinvested capital gains	76,649,971	2,919,421	-	290,441	738,811	721,561	-	19,220

Net increase (decrease) in contract owners’ equity resulting from operations	$81,342,864	1,055,422	43,768	896,533	917,172	1,328,738	193,373	74,437

Investment Activity:	FTVGI2	FTVFA2	IVKMG1	JABS	JACAS	JAGTS	JAIGS	MV2IGI
Reinvested dividends	$-	2,095	-	43,538	41,615	1,292	145,995	11,810
Mortality and expense risk charges (note 3)	(10,483)	(383)	(12,660)	(14,958)	(34,300)	(9,397)	(20,031)	(13,767)

Net investment income (loss)	(10,483)	1,712	(12,660)	28,580	7,315	(8,105)	125,964	(1,957)

Realized gain (loss) on investments	(42,337)	(652)	32,845	29,040	(18,758)	83,781	(247,433)	(14,858)
Change in unrealized gain (loss) on investments	83,412	4,514	(186,023)	(8,148)	(539,838)	46,615	(205,169)	(98,062)

Net gain (loss) on investments	41,075	3,862	(153,178)	20,892	(558,596)	130,396	(452,602)	(112,920)

Reinvested capital gains	1,290	1,774	175,745	30,720	619,146	49,916	82,403	227,909

Net increase (decrease) in contract owners’ equity resulting from operations	$31,882	7,348	9,907	80,192	67,865	172,207	(244,235)	113,032

Investment Activity:	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2
Reinvested dividends	$68,396	15,485	16,532	9,372	9,591	150,186	19,858	4,353
Mortality and expense risk charges (note 3)	(22,337)	(8,242)	(5,809)	(1,089)	(4,284)	(44,014)	(7,523)	(1,315)

Net investment income (loss)	46,059	7,243	10,723	8,283	5,307	106,172	12,335	3,038

Realized gain (loss) on investments	179,377	20,927	5,473	(3,547)	28,956	81,820	9,635	1,733
Change in unrealized gain (loss) on investments	(80,558)	(21,892)	28,076	11,106	12,640	335,427	(5,031)	(1,697)

Net gain (loss) on investments	98,819	(965)	33,549	7,559	41,596	417,247	4,604	36

Reinvested capital gains	264,189	31,310	-	-	-	617,168	62,896	601

Net increase (decrease) in contract owners’ equity resulting from operations	$409,067	37,588	44,272	15,842	46,903	1,140,587	79,835	3,675

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1
Reinvested dividends	$21,373	2,098	7,792	82,744	23,389	2,434	5,427	106,701
Mortality and expense risk charges (note 3)	(10,706)	(6,912)	(4,724)	(10,120)	(20,110)	(820)	(1,923)	(85,385)

Net investment income (loss)	10,667	(4,814)	3,068	72,624	3,279	1,614	3,504	21,316

Realized gain (loss) on investments	37,706	39,844	7,491	(15,406)	(74,559)	(2,295)	5,975	268,521
Change in unrealized gain (loss) on investments	(192,397)	(152,919)	(38,069)	123,836	258,685	858	(10,286)	676,926

Net gain (loss) on investments	(154,691)	(113,075)	(30,578)	108,430	184,126	(1,437)	(4,311)	945,447

Reinvested capital gains	136,458	195,729	92,693	-	-	-	-	642,792

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,566)	77,840	65,183	181,054	187,405	177	(807)	1,609,555

Investment Activity:	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Reinvested dividends	$1,028	10,631	374	1,074	226	8,062	5,431	166
Mortality and expense risk charges (note 3)	(1,034)	(3,151)	(89)	(285)	(63)	(2,156)	(1,635)	(42)

Net investment income (loss)	(6)	7,480	285	789	163	5,906	3,796	124

Realized gain (loss) on investments	2,514	2,520	(30)	171	(134)	1,174	(22,200)	(50)
Change in unrealized gain (loss) on investments	(4,204)	(13,619)	(132)	(1,453)	90	(9,648)	12,713	(8)

Net gain (loss) on investments	(1,690)	(11,099)	(162)	(1,282)	(44)	(8,474)	(9,487)	(58)

Reinvested capital gains	14,407	35,725	640	2,939	233	18,916	19,975	241

Net increase (decrease) in contract owners’ equity resulting from operations	$12,711	32,106	763	2,446	352	16,348	14,284	307

Investment Activity:	NVCBD1	NVLCP1	TRF4	GBF	GBF4	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$9,144	615	1,448,378	9,154	242,301	80,515	356	215
Mortality and expense risk charges (note 3)	(2,147)	(145)	(575,099)	(3,635)	(81,322)	(33,158)	(143)	(83)

Net investment income (loss)	6,997	470	873,279	5,519	160,979	47,357	213	132

Realized gain (loss) on investments	(2,919)	50	2,548,652	1,456	(197,419)	283,921	83	119
Change in unrealized gain (loss) on investments	8,901	(46)	6,905,694	(4,012)	93,732	(312,106)	348	72

Net gain (loss) on investments	5,982	4	9,454,346	(2,556)	(103,687)	(28,185)	431	191

Reinvested capital gains	539	80	-	-	-	345,097	476	452

Net increase (decrease) in contract owners’ equity resulting from operations	$13,518	554	10,327,625	2,963	57,292	364,269	1,120	775

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG1	GVDIVI	GVDIV4
Reinvested dividends	$24,716	704,123	362,584	55,092	52,682	19,275	383,793	219,915
Mortality and expense risk charges (note 3)	(8,669)	(241,169)	(159,731)	(19,909)	(30,047)	(9,280)	(82,472)	(46,011)

Net investment income (loss)	16,047	462,954	202,853	35,183	22,635	9,995	301,321	173,904

Realized gain (loss) on investments	(4,952)	1,602,971	2,172,922	41,962	229,378	(26,233)	(278,239)	(1,011,101)
Change in unrealized gain (loss) on investments	3,170	(1,746,535)	(2,293,988)	(43,683)	118,223	(50,704)	531,320	1,117,316

Net gain (loss) on investments	(1,782)	(143,564)	(121,066)	(1,721)	347,601	(76,937)	253,081	106,215

Reinvested capital gains	25,953	2,053,536	1,563,153	102,983	391,902	28,960	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,218	2,372,926	1,644,940	136,445	762,138	(37,982)	554,402	280,119

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF
Reinvested dividends	$33,377	48,672	-	64,502	-	117,798	53,139	44,935
Mortality and expense risk charges (note 3)	(27,936)	(19,314)	(300,416)	(35,826)	(12,237)	(122,847)	(108,492)	(9,733)

Net investment income (loss)	5,441	29,358	(300,416)	28,676	(12,237)	(5,049)	(55,353)	35,202

Realized gain (loss) on investments	99,211	95,035	1,677,540	253,369	17,510	510,582	561,472	11,955
Change in unrealized gain (loss) on investments	(615,263)	(14,271)	(4,114,052)	67,133	(275,863)	1,882,217	343,261	62,401

Net gain (loss) on investments	(516,052)	80,764	(2,436,512)	320,502	(258,353)	2,392,799	904,733	74,356

Reinvested capital gains	558,584	281,687	5,263,683	409,622	397,697	1,802,210	2,431,490	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,973	391,809	2,526,755	758,800	127,107	4,189,960	3,280,870	109,558

Investment Activity:	GVEX4	NVSTB2	NVTIV3	EIF4	NVRE1	SAM4	AMTB	AMCG
Reinvested dividends	$2,426,494	16,050	5,344	384,142	86,248	1,646	85,943	-
Mortality and expense risk charges (note 3)	(884,271)	(7,390)	(1,796)	(95,571)	(29,549)	(203,442)	(47,892)	(1,114)

Net investment income (loss)	1,542,223	8,660	3,548	288,571	56,699	(201,796)	38,051	(1,114)

Realized gain (loss) on investments	6,608,949	(2,261)	(11,860)	313,891	(127,884)	-	(57,270)	(29,633)
Change in unrealized gain (loss) on investments	3,217,520	13,686	5,817	1,657,735	7,594	-	60,266	27,201

Net gain (loss) on investments	9,826,469	11,425	(6,043)	1,971,626	(120,290)	-	2,996	(2,432)

Reinvested capital gains	2,454,887	-	3,527	-	328,616	660	-	8,060

Net increase (decrease) in contract owners’ equity resulting from operations	$13,823,579	20,085	1,032	2,260,197	265,025	(201,136)	41,047	4,514

Investment Activity:	AMMCGS	AMTP	AMSRS	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI
Reinvested dividends	$-	20,701	5,235	24,415	16,942	44,086	27,280	2,317
Mortality and expense risk charges (note 3)	(3,751)	(16,276)	(5,008)	(17,037)	(18,695)	(13,292)	(10,304)	(1,290)

Net investment income (loss)	(3,751)	4,425	227	7,378	(1,753)	30,794	16,976	1,027

Realized gain (loss) on investments	(6,224)	259,507	26,883	141,948	68,602	109,873	(34,915)	5,947
Change in unrealized gain (loss) on investments	1,414	143,823	12,030	(47,210)	369,535	48,472	63,252	(20,882)

Net gain (loss) on investments	(4,810)	403,330	38,913	94,738	438,137	158,345	28,337	(14,935)

Reinvested capital gains	26,523	226,919	26,880	145,839	159,175	33,180	11,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,962	634,674	66,020	247,955	595,559	222,319	56,636	(13,908)

Investment Activity:	ACVMV1	ACVU1	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP
Reinvested dividends	$22,480	271	89,916	40,937	-	1,582	83,591	1,867,740
Mortality and expense risk charges (note 3)	(8,991)	(482)	(70,997)	(17,960)	(4,215)	(631)	(16,377)	(530,548)

Net investment income (loss)	13,489	(211)	18,919	22,977	(4,215)	951	67,214	1,337,192

Realized gain (loss) on investments	34,585	1,366	616,271	56,184	(4,594)	(1,825)	(7,324)	(2,370,910)
Change in unrealized gain (loss) on investments	162,542	(1,391)	787,116	(273,913)	54,482	(3,704)	13,581	8,866,293

Net gain (loss) on investments	197,127	(25)	1,403,387	(217,729)	49,888	(5,529)	6,257	6,495,383

Reinvested capital gains	58,342	3,214	852,377	365,623	51,998	-	-	5,210,401

Net increase (decrease) in contract owners’ equity resulting from operations	$268,958	2,978	2,274,683	170,871	97,671	(4,578)	73,471	13,042,976

Investment Activity:	FHIP	FAMP	NVOLG1	FNRS2	FEIS	FF10S	FF20S	FF30S

Reinvested dividends	$540,965	397,964	826,149	6,364	122,867	1,667	26,653	27,079
Mortality and expense risk charges (note 3)	(77,691)	(173,518)	(709,548)	(9,212)	(40,516)	(1,032)	(12,856)	(14,426)

Net investment income (loss)	463,274	224,446	116,601	(2,848)	82,351	635	13,797	12,653

Realized gain (loss) on investments	(233,226)	(175,420)	1,680,470	(60,825)	233,845	9,418	31,045	67,111
Change in unrealized gain (loss) on investments	1,340,803	(618,958)	(23,745,511)	430,095	203,280	(8,320)	(7,713)	(46,592)

Net gain (loss) on investments	1,107,577	(794,378)	(22,065,041)	369,270	437,125	1,098	23,332	20,519

Reinvested capital gains	-	1,163,094	25,192,302	-	346,094	4,684	58,238	77,493

Net increase (decrease) in contract owners’ equity resulting from operations	$1,570,851	593,162	3,243,862	366,422	865,570	6,417	95,367	110,665

Investment Activity:	FGP	FGS	FIGBP	FIGBS	FMCS	FOP	FOS	FVSS
Reinvested dividends	$45,550	-	554,097	37,480	43,523	396,260	41,933	23,056
Mortality and expense risk charges (note 3)	(774,788)	(24,459)	(161,913)	(11,758)	(72,393)	(182,339)	(22,640)	(15,277)

Net investment income (loss)	(729,238)	(24,459)	392,184	25,722	(28,870)	213,921	19,293	7,779

Realized gain (loss) on investments	5,880,467	108,064	42,036	11,041	532,482	(228,582)	(28,714)	89,897
Change in unrealized gain (loss) on investments	(16,822,504)	(401,519)	500,474	19,150	(46,148)	(1,744,127)	(182,532)	88,229

Net gain (loss) on investments	(10,942,037)	(293,455)	542,510	30,191	486,334	(1,972,709)	(211,246)	178,126

Reinvested capital gains	11,574,443	313,488	11,464	740	649,176	46,964	5,304	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(96,832)	(4,426)	946,158	56,653	1,106,640	(1,711,824)	(186,649)	185,905

Investment Activity:	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA	PMVTRA	PVGIB
Reinvested dividends	$104,661	27,801	6,049	24,132	1,586	4,432	17,462	5,228
Mortality and expense risk charges (note 3)	(70,959)	(19,847)	(7,981)	(3,482)	(979)	(2,215)	(5,331)	(2,259)

Net investment income (loss)	33,702	7,954	(1,932)	20,650	607	2,217	12,131	2,969

Realized gain (loss) on investments	(194,684)	368,778	42,525	(10,717)	(2,866)	(3,347)	(2,986)	15,844
Change in unrealized gain (loss) on investments	(585,140)	(490,920)	108,268	17,002	4,844	2,964	9,437	17,003

Net gain (loss) on investments	(779,824)	(122,142)	150,793	6,285	1,978	(383)	6,451	32,847

Reinvested capital gains	663,407	295,504	44,847	-	-	-	-	9,232

Net increase (decrease) in contract owners’ equity resulting from operations	$(82,715)	181,316	193,708	26,935	2,585	1,834	18,582	45,048

Investment Activity:	PVGOB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2	VWBF	VWEM
Reinvested dividends	$-	2,806	4,279	-	739	-	-	80,335
Mortality and expense risk charges (note 3)	(289)	(480)	(2,196)	(1,848)	(1,093)	(17,418)	(24,336)	(110,659)

Net investment income (loss)	(289)	2,326	2,083	(1,848)	(354)	(17,418)	(24,336)	(30,324)

Realized gain (loss) on investments	47	(1,770)	(64,256)	11,518	1,681	91,025	(253,135)	(415,033)
Change in unrealized gain (loss) on investments	2,630	(1,594)	49,853	(29,303)	(25,596)	(412,671)	492,857	260,809

Net gain (loss) on investments	2,677	(3,364)	(14,403)	(17,785)	(23,915)	(321,646)	239,722	(154,224)

Reinvested capital gains	-	-	14,888	23,748	55,109	18,312	-	87,029

Net increase (decrease) in contract owners’ equity resulting from operations	$2,388	(1,038)	2,568	4,115	30,840	(320,752)	215,386	(97,519)

Investment Activity:	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$25,519	78,022	101,119	71,671	32,714	1,445	-	8,267
Mortality and expense risk charges (note 3)	(41,925)	(27,946)	(16,757)	(48,766)	(13,362)	(1,845)	(6,047)	(2,537)

Net investment income (loss)	(16,406)	50,076	84,362	22,905	19,352	(400)	(6,047)	5,730

Realized gain (loss) on investments	(553,895)	147,860	(38,965)	114,456	9,472	(10,446)	(16,739)	15,358
Change in unrealized gain (loss) on investments	2,822,415	(5,005)	135,464	3,498	(10,231)	2,293	17,183	(16,930)

Net gain (loss) on investments	2,268,520	142,855	96,499	117,954	(759)	(8,153)	444	(1,572)

Reinvested capital gains	-	196,193	-	356,389	3,897	-	49,674	41,042

Net increase (decrease) in contract owners’ equity resulting from operations	$2,252,114	389,124	180,861	497,248	22,490	(8,553)	44,071	45,200

Investment Activity:	WFVSCG	CAF4
Reinvested dividends	$-	24,490
Mortality and expense risk charges (note 3)	(1,112)	(39,049)

Net investment income (loss)	(1,112)	(14,559)

Realized gain (loss) on investments	(669)	5,023,745
Change in unrealized gain (loss) on investments	(2,966)	(6,801,963)

Net gain (loss) on investments	(3,635)	(1,778,218)

Reinvested capital gains	14,620	1,691,679

Net increase (decrease) in contract owners’ equity resulting from operations	$9,873	(101,098)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		AASCO		MLVGA2		DSIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,769,475	7,414,939	(132,405)	(160,003)	4,968	3,233	111,790	104,999
Realized gain (loss) on investments	27,511,396	40,863,108	(389,014)	1,163,284	(8,180)	(83)	761,862	839,572
Change in unrealized gain (loss) on investments	(29,587,978)	(124,594,630)	(1,342,580)	(8,150,024)	46,980	(96,679)	(267,560)	(1,170,302)
Reinvested capital gains	76,649,971	70,327,646	2,919,421	6,322,548	-	74,240	290,441	275,057

Net increase (decrease) in contract owners’ equity resulting from operations	81,342,864	(5,988,937)	1,055,422	(824,195)	43,768	(19,289)	896,533	49,326

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	105,493,805	121,570,238	1,121,269	1,252,335	98,140	127,662	1,268,771	687,736
Transfers between subaccounts (including fixed account), net (note 6)	(3,068,696)	(1,380,837)	(81,614)	(58,290)	-	-	29	(352)
Surrenders and Death benefits (notes 2c and note 4)	(116,112,290)	(142,350,815)	(1,244,803)	(1,882,993)	(93,195)	(178,454)	(1,163,628)	(1,082,641)
Net policy repayments (loans) (note 5)	5,981,313	2,158,871	87,541	40,739	7,720	(12,659)	(124,218)	(97,129)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(75,299,107)	(78,393,240)	(1,451,879)	(1,547,585)	(69,293)	(80,117)	(444,898)	(477,231)
Adjustments to maintain reserves	4,463	(74,828)	(216)	(3,196)	(33)	(88)	1,132	(629)

Net equity transactions	(83,000,512)	(98,470,611)	(1,569,702)	(2,198,990)	(56,661)	(143,656)	(462,812)	(970,246)

Net change in contract owners’ equity	(1,657,648)	(104,459,548)	(514,280)	(3,023,185)	(12,893)	(162,945)	433,721	(920,920)
Contract owners’ equity beginning of period	1,139,725,754	1,244,185,302	21,734,561	24,757,746	1,355,473	1,518,418	9,125,039	10,045,959

Contract owners’ equity end of period	$1,138,068,106	1,139,725,754	21,220,281	21,734,561	1,342,580	1,355,473	9,558,760	9,125,039

CHANGES IN UNITS:
Beginning units	3,052,948	3,360,194	75,792	82,703	8,661	9,546	33,423	36,803
Units purchased	444,234	518,630	6,026	5,933	721	820	5,411	2,937
Units redeemed	(664,879)	(825,876)	(11,465)	(12,844)	(1,068)	(1,705)	(7,284)	(6,317)

Ending units	2,832,303	3,052,948	70,353	75,792	8,314	8,661	31,550	33,423

	FTVRDI		FTVSVI		FTVDM2		TIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$58,490	62,396	17,105	10,648	1,512	19,045	17,473	37,789
Realized gain (loss) on investments	197,780	407,233	241,373	361,047	(95,543)	(78,037)	(2,667)	35,099
Change in unrealized gain (loss) on investments	(77,909)	(1,393,875)	348,699	(1,546,243)	287,404	(425,008)	40,411	(197,688)
Reinvested capital gains	738,811	662,438	721,561	758,423	-	185,371	19,220	43,410

Net increase (decrease) in contract owners’ equity resulting from operations	917,172	(261,808)	1,328,738	(416,125)	193,373	(298,629)	74,437	(81,390)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	657,030	593,094	461,693	294,822	113,757	113,239	62,682	54,557
Transfers between subaccounts (including fixed account), net (note 6)	7	9	-	(12)	(2)	(4)	-	(34)
Surrenders and Death benefits (notes 2c and note 4)	(530,047)	(941,497)	(457,369)	(557,051)	(210,153)	(137,984)	(136,598)	(126,742)
Net policy repayments (loans) (note 5)	1,461	18,846	(12,537)	(9,828)	2,854	2,622	627	729
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(493,470)	(469,485)	(286,604)	(302,281)	(88,913)	(109,951)	(70,590)	(96,915)
Adjustments to maintain reserves	(783)	(417)	(1,319)	889	(50)	(130)	1,652	29

Net equity transactions	(365,802)	(799,450)	(296,136)	(573,461)	(182,507)	(132,208)	(142,227)	(168,376)

Net change in contract owners’ equity	551,370	(1,061,258)	1,032,602	(989,586)	10,866	(430,837)	(67,790)	(249,766)
Contract owners’ equity beginning of period	5,926,552	6,987,810	4,723,989	5,713,575	1,159,767	1,590,604	1,139,161	1,388,927

Contract owners’ equity end of period	$6,477,922	5,926,552	5,756,591	4,723,989	1,170,633	1,159,767	1,071,371	1,139,161

CHANGES IN UNITS:
Beginning units	17,973	20,963	13,478	15,018	15,482	16,950	1,954	2,192
Units purchased	1,786	2,316	1,234	1,012	1,551	2,040	40	36
Units redeemed	(3,080)	(5,306)	(2,020)	(2,552)	(3,632)	(3,508)	(251)	(274)

Ending units	16,679	17,973	12,692	13,478	13,401	15,482	1,743	1,954

	FTVGI2		FTVFA2		IVKMG1		JABS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(10,483)	120,107	1,712	648	(12,660)	(13,555)	28,580	23,050
Realized gain (loss) on investments	(42,337)	(27,664)	(652)	(5)	32,845	62,603	29,040	24,366
Change in unrealized gain (loss) on investments	83,412	(184,449)	4,514	(3,520)	(186,023)	(181,526)	(8,148)	(125,198)
Reinvested capital gains	1,290	8,580	1,774	49	175,745	140,700	30,720	70,254

Net increase (decrease) in contract owners’ equity resulting from operations	31,882	(83,426)	7,348	(2,828)	9,907	8,222	80,192	(7,528)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	106,315	117,541	21,953	12,328	102,331	175,475	300,389	355,051
Transfers between subaccounts (including fixed account), net (note 6)	2	1	(2)	(2)	1	-	-	(339)
Surrenders and Death benefits (notes 2c and note 4)	(137,690)	(278,939)	-	-	(72,484)	(119,106)	(143,844)	(123,681)
Net policy repayments (loans) (note 5)	1,106	4,268	-	-	(3,740)	1,716	8,289	1,945
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(91,225)	(97,198)	(4,894)	(6,697)	(68,083)	(69,109)	(278,727)	(264,643)
Adjustments to maintain reserves	(232)	(41)	(36)	(52)	419	(28)	1,264	(524)

Net equity transactions	(121,724)	(254,368)	17,021	5,577	(41,556)	(11,052)	(112,629)	(32,191)

Net change in contract owners’ equity	(89,842)	(337,794)	24,369	2,749	(31,649)	(2,830)	(32,437)	(39,719)
Contract owners’ equity beginning of period	1,588,355	1,926,149	33,767	31,018	1,769,503	1,772,333	2,342,441	2,382,160

Contract owners’ equity end of period	$1,498,513	1,588,355	58,136	33,767	1,737,854	1,769,503	2,310,004	2,342,441

CHANGES IN UNITS:
Beginning units	16,650	19,188	276	236	11,718	11,752	6,932	6,684
Units purchased	1,464	1,426	188	92	566	876	585	1,425
Units redeemed	(2,749)	(3,964)	(41)	(52)	(761)	(910)	(1,120)	(1,177)

Ending units	15,365	16,650	423	276	11,523	11,718	6,397	6,932

	JACAS		JAGTS		JAIGS		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,315	24,031	(8,105)	1,289	125,964	(7,183)	(1,957)	(564)
Realized gain (loss) on investments	(18,758)	114,279	83,781	58,393	(247,433)	(366,177)	(14,858)	(2,887)
Change in unrealized gain (loss) on investments	(539,838)	(570,259)	46,615	(177,181)	(205,169)	(91,700)	(98,062)	(147,368)
Reinvested capital gains	619,146	913,507	49,916	170,671	82,403	115,610	227,909	113,013

Net increase (decrease) in contract owners’ equity resulting from operations	67,865	481,558	172,207	53,172	(244,235)	(349,450)	113,032	(37,806)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	578,086	693,124	243,485	361,502	269,373	299,656	276,453	2,099,782
Transfers between subaccounts (including fixed account), net (note 6)	27	(431)	-	(8)	1	(2)	-	(1)
Surrenders and Death benefits (notes 2c and note 4)	(516,977)	(422,200)	(297,430)	(163,286)	(158,623)	(849,197)	(199,230)	(33,080)
Net policy repayments (loans) (note 5)	706	12,793	(27,603)	(16,137)	16,476	33,451	2,947	3,474
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(248,995)	(250,506)	(70,489)	(68,945)	(239,632)	(272,840)	(94,379)	(72,947)
Adjustments to maintain reserves	(369)	81	(389)	230	972	(2,028)	336	(359)

Net equity transactions	(187,522)	32,861	(152,426)	113,356	(111,433)	(790,960)	(13,873)	1,996,869

Net change in contract owners’ equity	(119,657)	514,419	19,781	166,528	(355,668)	(1,140,410)	99,159	1,959,063
Contract owners’ equity beginning of period	4,809,108	4,294,689	1,390,392	1,223,864	3,272,698	4,413,108	1,959,063	-

Contract owners’ equity end of period	$4,689,451	4,809,108	1,410,173	1,390,392	2,917,030	3,272,698	2,058,222	1,959,063

CHANGES IN UNITS:
Beginning units	14,765	14,531	4,637	4,243	12,859	16,106	16,995	-
Units purchased	2,000	2,281	812	1,384	1,683	1,323	1,816	17,905
Units redeemed	(2,247)	(2,047)	(1,475)	(990)	(2,024)	(4,570)	(1,783)	(910)

Ending units	14,518	14,765	3,974	4,637	12,518	12,859	17,028	16,995

	MVFIC		MVIVSC		MSVFI		MSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$46,059	52,292	7,243	15,299	10,723	23,397	8,283	7,906
Realized gain (loss) on investments	179,377	200,849	20,927	36,633	5,473	4,687	(3,547)	(8,341)
Change in unrealized gain (loss) on investments	(80,558)	(485,090)	(21,892)	1,725	28,076	(39,628)	11,106	(2,459)
Reinvested capital gains	264,189	187,648	31,310	13,471	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	409,067	(44,301)	37,588	67,128	44,272	(11,544)	15,842	(2,894)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	389,722	166,321	106,882	233,512	215,079	170,676	3,326	4,813
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(14)	(38,073)	41,350	-	(32)	-	-
Surrenders and Death benefits (notes 2c and note 4)	(357,699)	(364,235)	(99,069)	(211,890)	(47,175)	(35,398)	(2,201)	(29,065)
Net policy repayments (loans) (note 5)	14,068	23,282	20,972	1,521	1,442	4,427	139	85
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(185,643)	(177,241)	(41,696)	(38,484)	(108,374)	(111,747)	(13,375)	(12,904)
Adjustments to maintain reserves	(1,576)	1,058	(1,042)	(1,438)	(676)	507	(1,574)	(41)

Net equity transactions	(141,130)	(350,829)	(52,026)	24,571	60,296	28,433	(13,685)	(37,112)

Net change in contract owners’ equity	267,937	(395,130)	(14,438)	91,699	104,568	16,889	2,157	(40,006)
Contract owners’ equity beginning of period	3,001,351	3,396,481	1,301,836	1,210,137	832,740	815,851	162,885	202,891

Contract owners’ equity end of period	$3,269,288	3,001,351	1,287,398	1,301,836	937,308	832,740	165,042	162,885

CHANGES IN UNITS:
Beginning units	8,823	9,638	3,849	3,372	4,002	4,066	439	571
Units purchased	938	647	679	1,453	627	812	3	4
Units redeemed	(1,377)	(1,462)	(469)	(976)	(748)	(876)	(41)	(136)

Ending units	8,384	8,823	4,059	3,849	3,881	4,002	401	439

	MSVRE		NVAMV1		GVAAA2		GVABD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,307	5,139	106,172	112,874	12,335	7,147	3,038	1,294
Realized gain (loss) on investments	28,956	44,249	81,820	188,864	9,635	29,464	1,733	1,218
Change in unrealized gain (loss) on investments	12,640	(43,436)	335,427	(1,482,042)	(5,031)	(77,583)	(1,697)	(4,734)
Reinvested capital gains	-	-	617,168	848,174	62,896	43,109	601	89

Net increase (decrease) in contract owners’ equity resulting from operations	46,903	5,952	1,140,587	(332,130)	79,835	2,137	3,675	(2,133)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	36,760	272,872	404,868	316,570	76,612	195,619	19,081	19,904
Transfers between subaccounts (including fixed account), net (note 6)	-	1	5	3	-	-	-	-
Surrenders and Death benefits (notes 2c and note 4)	(128,624)	(311,378)	(420,347)	(718,068)	(11,116)	(70,859)	(46,237)	(28,417)
Net policy repayments (loans) (note 5)	(9,426)	(129)	3,624	14,137	918	773	13,372	2,529
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(47,403)	(51,803)	(345,663)	(365,769)	(40,076)	(35,480)	(16,779)	(16,015)
Adjustments to maintain reserves	1,599	42	(985)	(30)	4	21	(48)	(27)

Net equity transactions	(147,094)	(90,395)	(358,498)	(753,157)	26,342	90,074	(30,611)	(22,026)

Net change in contract owners’ equity	(100,191)	(84,443)	782,089	(1,085,287)	106,177	92,211	(26,936)	(24,159)
Contract owners’ equity beginning of period	735,206	819,649	6,049,823	7,135,110	968,258	876,047	192,624	216,783

Contract owners’ equity end of period	$635,015	735,206	6,831,912	6,049,823	1,074,435	968,258	165,688	192,624

CHANGES IN UNITS:
Beginning units	430	454	24,656	27,671	6,269	5,685	1,573	1,753
Units purchased	15	93	1,542	1,740	501	1,282	273	192
Units redeemed	(93)	(117)	(3,036)	(4,755)	(340)	(698)	(518)	(372)

Ending units	352	430	23,162	24,656	6,430	6,269	1,328	1,573

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,667	(1,315)	(4,814)	(233)	3,068	743	72,624	68,890
Realized gain (loss) on investments	37,706	96,347	39,844	41,856	7,491	12,967	(15,406)	(40,588)
Change in unrealized gain (loss) on investments	(192,397)	(151,636)	(152,919)	(15,195)	(38,069)	(53,184)	123,836	(93,906)
Reinvested capital gains	136,458	140,071	195,729	24,067	92,693	41,666	-	14,619

Net increase (decrease) in contract owners’ equity resulting from operations	(7,566)	83,467	77,840	50,495	65,183	2,192	181,054	(50,985)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	93,411	254,742	106,633	95,997	34,671	45,694	126,264	1,383,448
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(1)	-	-	-	-	2
Surrenders and Death benefits (notes 2c and note 4)	(61,199)	(182,746)	(61,927)	(48,639)	(855)	(9,032)	(117,805)	(1,413,261)
Net policy repayments (loans) (note 5)	25,306	(11,188)	34,004	3,579	25,985	4,525	3,470	1,656
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(67,810)	(75,529)	(45,838)	(52,566)	(16,296)	(15,916)	(123,134)	(143,592)
Adjustments to maintain reserves	(77)	24	(59)	(51)	72	(29)	1,149	(730)

Net equity transactions	(10,369)	(14,697)	32,812	(1,680)	43,577	25,242	(110,056)	(172,477)

Net change in contract owners’ equity	(17,935)	68,770	110,652	48,815	108,760	27,434	70,998	(223,462)
Contract owners’ equity beginning of period	1,490,348	1,421,578	915,567	866,752	594,268	566,834	1,433,095	1,656,557

Contract owners’ equity end of period	$1,472,413	1,490,348	1,026,219	915,567	703,028	594,268	1,504,093	1,433,095

CHANGES IN UNITS:
Beginning units	8,647	8,722	5,561	5,561	4,209	4,028	6,490	7,280
Units purchased	812	1,509	876	635	463	369	449	6,638
Units redeemed	(868)	(1,584)	(679)	(635)	(156)	(188)	(851)	(7,428)

Ending units	8,591	8,647	5,758	5,561	4,516	4,209	6,088	6,490

	GEM		GIG		NVIE6		NVNMO1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,279	3,783	1,614	(240)	3,504	(1,390)	21,316	16,975
Realized gain (loss) on investments	(74,559)	(61,321)	(2,295)	(562)	5,975	8,822	268,521	439,201
Change in unrealized gain (loss) on investments	258,685	(519,351)	858	(8,261)	(10,286)	(31,154)	676,926	(1,943,839)
Reinvested capital gains	-	-	-	4,265	-	12,205	642,792	1,240,073

Net increase (decrease) in contract owners’ equity resulting from operations	187,405	(576,889)	177	(4,798)	(807)	(11,517)	1,609,555	(247,590)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	235,056	366,023	19,309	22,804	6,362	10,344	634,577	649,069
Transfers between subaccounts (including fixed account), net (note 6)	230	3,303	2	-	(1)	-	(81,968)	60,132
Surrenders and Death benefits (notes 2c and note 4)	(175,430)	(310,892)	(6,658)	(9,994)	(2,124)	(13,543)	(799,327)	(865,404)
Net policy repayments (loans) (note 5)	13,688	803	(1,070)	-	(1,167)	(1,658)	115,591	116,492
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(269,723)	(278,834)	(7,142)	(7,436)	(22,974)	(23,005)	(873,575)	(895,629)
Adjustments to maintain reserves	(777)	(1,471)	9	(48)	(65)	58	(5,747)	(2,311)

Net equity transactions	(196,956)	(221,068)	4,450	5,326	(19,969)	(27,804)	(1,010,449)	(937,651)

Net change in contract owners’ equity	(9,551)	(797,957)	4,627	528	(20,776)	(39,321)	599,106	(1,185,241)
Contract owners’ equity beginning of period	2,875,486	3,673,443	112,701	112,173	306,033	345,354	13,500,441	14,685,682

Contract owners’ equity end of period	$2,865,935	2,875,486	117,328	112,701	285,257	306,033	14,099,547	13,500,441

CHANGES IN UNITS:
Beginning units	8,965	9,579	1,205	1,154	3,416	3,707	74,953	81,163
Units purchased	933	1,240	242	238	155	126	5,181	6,216
Units redeemed	(1,419)	(1,854)	(194)	(187)	(385)	(417)	(10,820)	(12,426)

Ending units	8,479	8,965	1,253	1,205	3,186	3,416	69,314	74,953

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6)	(36)	7,480	7,306	285	120	789	1,037
Realized gain (loss) on investments	2,514	28,811	2,520	6,977	(30)	2,400	171	336
Change in unrealized gain (loss) on investments	(4,204)	(53,910)	(13,619)	(51,060)	(132)	(2,803)	(1,453)	(5,102)
Reinvested capital gains	14,407	25,031	35,725	28,217	640	247	2,939	2,922

Net increase (decrease) in contract owners’ equity resulting from operations	12,711	(104)	32,106	(8,560)	763	(36)	2,446	(807)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	21,378	6,925	64,399	101,920	7,765	1,184	1,940	2,199
Transfers between subaccounts (including fixed account), net (note 6)	-	(1)	-	-	-	-	-	-
Surrenders and Death benefits (notes 2c and note 4)	(6,861)	(76,617)	-	-	249	(22,634)	380	(1,068)
Net policy repayments (loans) (note 5)	(3,027)	(52)	(7,133)	2,403	-	-	(3,591)	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(4,060)	(5,103)	(34,219)	(32,605)	(1,106)	(2,313)	(2,655)	(2,560)
Adjustments to maintain reserves	8	53	3	(29)	(21)	62	48	(31)

Net equity transactions	7,438	(74,795)	23,050	71,689	6,887	(23,701)	(3,878)	(1,460)

Net change in contract owners’ equity	20,149	(74,899)	55,156	63,129	7,650	(23,737)	(1,432)	(2,267)
Contract owners’ equity beginning of period	145,433	220,332	407,842	344,713	6,645	30,382	40,772	43,039

Contract owners’ equity end of period	$165,582	145,433	462,998	407,842	14,295	6,645	39,340	40,772

CHANGES IN UNITS:
Beginning units	935	1,398	3,115	2,572	51	229	308	319
Units purchased	132	46	514	787	61	9	18	17
Units redeemed	(93)	(509)	(340)	(244)	(8)	(187)	(47)	(28)

Ending units	974	935	3,289	3,115	104	51	279	308

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$163	132	5,906	9,704	3,796	6,639	124	110
Realized gain (loss) on investments	(134)	(53)	1,174	77,740	(22,200)	5,714	(50)	20
Change in unrealized gain (loss) on investments	90	(475)	(9,648)	(130,685)	12,713	(44,171)	(8)	(449)
Reinvested capital gains	233	273	18,916	32,787	19,975	29,488	241	224

Net increase (decrease) in contract owners’ equity resulting from operations	352	(123)	16,348	(10,454)	14,284	(2,330)	307	(95)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,450	1,450	62,102	59,623	18,905	35,401	1,113	1,009
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	(40)	-	-	-	-
Surrenders and Death benefits (notes 2c and note 4)	-	-	(53,844)	(401,854)	(59,374)	(165,175)	-	-
Net policy repayments (loans) (note 5)	-	-	-	138	1,030	(9,258)	-	135
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,886)	(1,733)	(46,086)	(80,749)	(27,634)	(29,096)	(947)	(918)
Adjustments to maintain reserves	52	(92)	(67)	13	20	14	(37)	35

Net equity transactions	(384)	(375)	(37,895)	(422,869)	(67,053)	(168,114)	129	261

Net change in contract owners’ equity	(32)	(498)	(21,547)	(433,323)	(52,769)	(170,444)	436	166
Contract owners’ equity beginning of period	8,738	9,236	323,122	756,445	235,399	405,843	5,777	5,611

Contract owners’ equity end of period	$8,706	8,738	301,575	323,122	182,630	235,399	6,213	5,777

CHANGES IN UNITS:
Beginning units	71	74	2,456	5,651	1,791	3,021	45	43
Units purchased	11	11	537	450	151	267	8	9
Units redeemed	(14)	(14)	(831)	(3,645)	(642)	(1,497)	(7)	(7)

Ending units	68	71	2,162	2,456	1,300	1,791	46	45

	NVCBD1		NVLCP1		TRF4		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,997	7,162	470	164	873,279	689,249	5,519	4,601
Realized gain (loss) on investments	(2,919)	(2,513)	50	-	2,548,652	2,662,248	1,456	(7,023)
Change in unrealized gain (loss) on investments	8,901	(11,005)	(46)	(440)	6,905,694	(2,957,384)	(4,012)	(900)
Reinvested capital gains	539	1,432	80	122	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,518	(4,924)	554	(154)	10,327,625	394,113	2,963	(3,322)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	48,676	144,443	5,924	1,393	3,184,546	3,512,877	332,463	542,313
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	(2,944,117)	(442,274)	-	-
Surrenders and Death benefits (notes 2c and note 4)	(36,627)	(22,096)	-	-	(5,969,489)	(6,125,170)	(311,626)	(538,788)
Net policy repayments (loans) (note 5)	69	14,948	-	-	1,633,433	954,178	(6,235)	376
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(42,739)	(44,742)	(1,796)	(1,273)	(4,656,194)	(4,897,127)	(30,643)	(32,746)
Adjustments to maintain reserves	(39)	(56)	(69)	10	18,375	(9,515)	(53)	(72)

Net equity transactions	(30,660)	92,497	4,059	130	(8,733,446)	(7,007,031)	(16,094)	(28,917)

Net change in contract owners’ equity	(17,142)	87,573	4,613	(24)	1,594,179	(6,612,918)	(13,131)	(32,239)
Contract owners’ equity beginning of period	310,952	223,379	15,343	15,367	104,294,518	110,907,436	476,770	509,009

Contract owners’ equity end of period	$293,810	310,952	19,956	15,343	105,888,697	104,294,518	463,639	476,770

CHANGES IN UNITS:
Beginning units	2,410	1,707	110	109	63,363	69,074	3,351	3,547
Units purchased	365	1,224	42	10	5,006	5,262	2,450	3,894
Units redeemed	(598)	(521)	(13)	(9)	(10,221)	(10,973)	(2,542)	(4,090)

Ending units	2,177	2,410	139	110	58,148	63,363	3,259	3,351

	GBF4		GVIDA		NVDBL2		NVDCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$160,979	147,052	47,357	36,112	213	161	132	93
Realized gain (loss) on investments	(197,419)	(228,537)	283,921	231,611	83	1,131	119	157
Change in unrealized gain (loss) on investments	93,732	(10,587)	(312,106)	(348,974)	348	(1,843)	72	(813)
Reinvested capital gains	-	-	345,097	-	476	452	452	409

Net increase (decrease) in contract owners’ equity resulting from operations	57,292	(92,072)	364,269	(81,251)	1,120	(99)	775	(154)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,175,369	1,924,230	688,367	710,708	7,042	1,195	1,393	1,459
Transfers between subaccounts (including fixed account), net (note 6)	(104,869)	(74,037)	9	(8)	-	-	-	-
Surrenders and Death benefits (notes 2c and note 4)	(2,206,052)	(2,494,271)	(451,289)	(283,933)	5	(19)	-	-
Net policy repayments (loans) (note 5)	127,223	198,549	(35,436)	(25,199)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,088,135)	(1,126,763)	(243,488)	(254,904)	(7,695)	(7,644)	(938)	(942)
Adjustments to maintain reserves	(3,292)	197	(710)	(810)	32	(17)	102	47

Net equity transactions	(1,099,756)	(1,572,095)	(42,547)	145,854	(616)	(6,485)	557	564

Net change in contract owners’ equity	(1,042,464)	(1,664,167)	321,722	64,603	504	(6,584)	1,332	410
Contract owners’ equity beginning of period	13,150,592	14,814,759	4,768,671	4,704,068	18,273	24,857	10,852	10,442

Contract owners’ equity end of period	$12,108,128	13,150,592	5,090,393	4,768,671	18,777	18,273	12,184	10,852

CHANGES IN UNITS:
Beginning units	27,051	30,776	19,726	19,107	115	155	60	57
Units purchased	7,563	6,567	2,915	3,014	44	7	8	8
Units redeemed	(9,316)	(10,292)	(3,260)	(2,395)	(47)	(47)	(5)	(5)

Ending units	25,298	27,051	19,381	19,726	112	115	63	60

	GVIDC		GVIDM		GVDMA		GVDMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$16,047	12,107	462,954	381,269	202,853	180,749	35,183	29,133
Realized gain (loss) on investments	(4,952)	2,376	1,602,971	1,623,345	2,172,922	869,457	41,962	72,276
Change in unrealized gain (loss) on investments	3,170	(61,982)	(1,746,535)	(4,008,112)	(2,293,988)	(1,825,141)	(43,683)	(276,013)
Reinvested capital gains	25,953	42,457	2,053,536	1,653,969	1,563,153	464,032	102,983	151,685

Net increase (decrease) in contract owners’ equity resulting from operations	40,218	(5,042)	2,372,926	(349,529)	1,644,940	(310,903)	136,445	(22,919)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	148,815	88,380	2,558,074	2,741,997	1,382,247	1,680,026	159,605	154,937
Transfers between subaccounts (including fixed account), net (note 6)	-	(118)	(138,192)	(316,668)	(92)	(211)	(5)	4
Surrenders and Death benefits (notes 2c and note 4)	(60,942)	(255,142)	(3,267,193)	(2,547,242)	(4,334,879)	(1,849,143)	(143,515)	(118,846)
Net policy repayments (loans) (note 5)	4,673	4,962	362,566	188,549	(41,489)	(886)	(20,907)	12,665
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(83,826)	(84,243)	(2,730,290)	(2,953,887)	(1,369,297)	(1,567,602)	(179,668)	(172,938)
Adjustments to maintain reserves	159	(291)	(2,282)	(10,080)	869	180	21	26

Net equity transactions	8,879	(246,452)	(3,217,317)	(2,897,331)	(4,362,641)	(1,737,636)	(184,469)	(124,152)

Net change in contract owners’ equity	49,097	(251,494)	(844,391)	(3,246,860)	(2,717,701)	(2,048,539)	(48,024)	(147,071)
Contract owners’ equity beginning of period	1,202,723	1,454,217	38,728,513	41,975,373	23,563,170	25,611,709	2,914,558	3,061,629

Contract owners’ equity end of period	$1,251,820	1,202,723	37,884,122	38,728,513	20,845,469	23,563,170	2,866,534	2,914,558

CHANGES IN UNITS:
Beginning units	7,367	9,031	117,503	126,560	100,406	107,649	14,360	15,002
Units purchased	1,018	572	10,897	11,837	6,536	7,930	875	1,015
Units redeemed	(859)	(2,236)	(21,807)	(20,894)	(25,143)	(15,173)	(1,879)	(1,657)

Ending units	7,526	7,367	106,593	117,503	81,799	100,406	13,356	14,360

	MCIF		NVMIG1		GVDIVI		GVDIV4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$22,635	16,175	9,995	(340)	301,321	76,578	173,904	46,368
Realized gain (loss) on investments	229,378	249,689	(26,233)	(39,336)	(278,239)	(178,444)	(1,011,101)	(901,903)
Change in unrealized gain (loss) on investments	118,223	(716,340)	(50,704)	(74,639)	531,320	(630,053)	1,117,316	386,666
Reinvested capital gains	391,902	309,671	28,960	94,010	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	762,138	(140,805)	(37,982)	(20,305)	554,402	(731,919)	280,119	(468,869)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	397,803	328,447	89,852	141,961	1,128,454	1,210,795	107,094	152,368
Transfers between subaccounts (including fixed account), net (note 6)	2	(1)	39	(99)	(17,761)	(133,162)	(45,028)	(36,829)
Surrenders and Death benefits (notes 2c and note 4)	(488,179)	(372,113)	(58,771)	(219,090)	(765,330)	(1,564,870)	(512,637)	(412,873)
Net policy repayments (loans) (note 5)	(11,160)	6,357	(1,916)	1,780	147,264	78,345	64,633	39,301
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(223,877)	(205,586)	(95,625)	(106,935)	(870,035)	(898,229)	(648,554)	(720,832)
Adjustments to maintain reserves	(1,507)	2,372	(3)	60	916	(3,904)	1,515	(2,067)

Net equity transactions	(326,918)	(240,524)	(66,424)	(182,323)	(376,492)	(1,311,025)	(1,032,977)	(980,932)

Net change in contract owners’ equity	435,220	(381,329)	(104,406)	(202,628)	177,910	(2,042,944)	(752,858)	(1,449,801)
Contract owners’ equity beginning of period	4,233,961	4,615,290	1,353,995	1,556,623	12,970,690	15,013,634	8,203,465	9,653,266

Contract owners’ equity end of period	$4,669,181	4,233,961	1,249,589	1,353,995	13,148,600	12,970,690	7,450,607	8,203,465

CHANGES IN UNITS:
Beginning units	11,296	11,949	14,057	15,969	119,597	130,618	13,765	15,761
Units purchased	1,245	973	1,305	1,508	15,344	14,958	317	396
Units redeemed	(1,949)	(1,626)	(2,014)	(3,420)	(19,573)	(25,979)	(2,234)	(2,392)

Ending units	10,592	11,296	13,348	14,057	115,368	119,597	11,848	13,765

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,441	(11,343)	29,358	15,019	(300,416)	(350,844)	28,676	24,877
Realized gain (loss) on investments	99,211	197,312	95,035	341,060	1,677,540	2,752,422	253,369	289,864
Change in unrealized gain (loss) on investments	(615,263)	(429,243)	(14,271)	(786,413)	(4,114,052)	(10,011,731)	67,133	(1,181,267)
Reinvested capital gains	558,584	359,101	281,687	335,108	5,263,683	7,428,591	409,622	658,041

Net increase (decrease) in contract owners’ equity resulting from operations	47,973	115,827	391,809	(95,226)	2,526,755	(181,562)	758,800	(208,485)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	290,125	282,459	285,807	187,440	1,865,694	2,331,145	218,101	476,765
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(11)	5	(1)	(480,401)	(30,835)	2	(9)
Surrenders and Death benefits (notes 2c and note 4)	(205,720)	(427,649)	(515,687)	(1,426,376)	(2,726,874)	(4,098,173)	(1,388,735)	(777,729)
Net policy repayments (loans) (note 5)	8,561	6,745	(6,728)	17,148	387,540	23,604	11,028	18,245
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(222,338)	(262,186)	(167,155)	(199,831)	(2,548,922)	(2,651,145)	(321,103)	(358,684)
Adjustments to maintain reserves	(964)	(380)	(566)	(403)	(6,996)	(7,343)	4	(42)

Net equity transactions	(130,338)	(401,022)	(404,324)	(1,422,023)	(3,509,959)	(4,432,747)	(1,480,703)	(641,454)

Net change in contract owners’ equity	(82,365)	(285,195)	(12,515)	(1,517,249)	(983,204)	(4,614,309)	(721,903)	(849,939)
Contract owners’ equity beginning of period	4,091,107	4,376,302	2,934,052	4,451,301	48,093,936	52,708,245	5,545,642	6,395,581

Contract owners’ equity end of period	$4,008,742	4,091,107	2,921,537	2,934,052	47,110,732	48,093,936	4,823,739	5,545,642

CHANGES IN UNITS:
Beginning units	24,894	27,472	19,696	29,349	205,320	226,323	31,711	35,262
Units purchased	2,241	1,931	1,781	1,408	13,382	15,223	1,444	3,192
Units redeemed	(2,988)	(4,509)	(4,328)	(11,061)	(28,326)	(36,226)	(9,539)	(6,743)

Ending units	24,147	24,894	17,149	19,696	190,376	205,320	23,616	31,711

	SCGF		SCVF4		SCF4		MSBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(12,237)	(13,537)	(5,049)	(3,127)	(55,353)	(52,856)	35,202	18,175
Realized gain (loss) on investments	17,510	303,527	510,582	386,779	561,472	274,828	11,955	19,900
Change in unrealized gain (loss) on investments	(275,863)	(537,704)	1,882,217	(3,695,826)	343,261	(2,293,345)	62,401	(93,711)
Reinvested capital gains	397,697	249,647	1,802,210	1,985,803	2,431,490	1,711,848	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,107	1,933	4,189,960	(1,326,371)	3,280,870	(359,525)	109,558	(55,636)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	91,634	210,001	778,962	765,168	868,386	1,020,266	85,098	162,064
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(2)	31,701	(48,964)	(20,414)	54,152	-	-
Surrenders and Death benefits (notes 2c and note 4)	(98,964)	(603,124)	(1,564,775)	(1,521,483)	(1,284,218)	(1,180,534)	(105,357)	(282,947)
Net policy repayments (loans) (note 5)	1,466	24,584	48,409	(4,564)	(14,544)	109,485	14,297	14,814
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(114,295)	(106,323)	(1,047,688)	(1,043,902)	(1,129,034)	(1,157,068)	(127,300)	(149,099)
Adjustments to maintain reserves	170	(397)	65	1,495	2,394	(2,797)	1,210	(1,418)

Net equity transactions	(119,991)	(475,261)	(1,753,326)	(1,852,250)	(1,577,430)	(1,156,496)	(132,052)	(256,586)

Net change in contract owners’ equity	7,116	(473,328)	2,436,634	(3,178,621)	1,703,440	(1,516,021)	(22,494)	(312,222)
Contract owners’ equity beginning of period	1,850,452	2,323,780	17,873,418	21,052,039	16,031,794	17,547,815	1,394,431	1,706,653

Contract owners’ equity end of period	$1,857,568	1,850,452	20,310,052	17,873,418	17,735,234	16,031,794	1,371,937	1,394,431

CHANGES IN UNITS:
Beginning units	7,170	9,191	50,530	55,642	47,932	51,975	7,379	8,671
Units purchased	402	985	2,967	3,633	3,583	4,835	505	972
Units redeemed	(891)	(3,006)	(7,927)	(8,745)	(8,230)	(8,878)	(1,103)	(2,264)

Ending units	6,681	7,170	45,570	50,530	43,285	47,932	6,781	7,379

	GVEX4		NVSTB2		NVTIV3		EIF4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,542,223	1,575,329	8,660	10,659	3,548	3,723	288,571	136,784
Realized gain (loss) on investments	6,608,949	6,612,542	(2,261)	(70)	(11,860)	(2,457)	313,891	476,313
Change in unrealized gain (loss) on investments	3,217,520	(9,389,417)	13,686	(22,767)	5,817	(30,787)	1,657,735	(1,717,124)
Reinvested capital gains	2,454,887	1,995,771	-	-	3,527	13,341	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,823,579	794,225	20,085	(12,178)	1,032	(16,180)	2,260,197	(1,104,027)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	8,013,656	7,517,313	102,730	185,682	14,976	60,593	809,186	806,625
Transfers between subaccounts (including fixed account), net (note 6)	98,659	(76,922)	-	-	(12,611)	9,959	(88,533)	(2,911)
Surrenders and Death benefits (notes 2c and note 4)	(9,951,635)	(8,985,881)	(185,708)	(78,855)	(16,985)	(198)	(1,278,156)	(1,345,534)
Net policy repayments (loans) (note 5)	278,455	188,386	1,391	2,244	2,732	(14,969)	48,187	(5,557)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(9,499,973)	(9,553,805)	(86,727)	(87,733)	(8,837)	(7,942)	(884,388)	(953,367)
Adjustments to maintain reserves	461	(7,486)	(13)	(65)	280	(547)	2,222	(1,214)

Net equity transactions	(11,060,377)	(10,918,395)	(168,327)	21,273	(20,445)	46,896	(1,391,482)	(1,501,958)

Net change in contract owners’ equity	2,763,202	(10,124,170)	(148,242)	9,095	(19,413)	30,716	868,715	(2,605,985)
Contract owners’ equity beginning of period	134,486,016	144,610,186	1,117,311	1,108,216	274,940	244,224	14,551,912	17,157,897

Contract owners’ equity end of period	$137,249,218	134,486,016	969,069	1,117,311	255,527	274,940	15,420,627	14,551,912

CHANGES IN UNITS:
Beginning units	173,137	187,921	10,283	10,096	1,552	1,332	49,380	54,234
Units purchased	12,747	13,266	1,337	2,098	127	395	3,844	4,428
Units redeemed	(27,992)	(28,050)	(2,859)	(1,911)	(204)	(175)	(8,298)	(9,282)

Ending units	157,892	173,137	8,761	10,283	1,475	1,552	44,926	49,380

	NVRE1		SAM4		AMTB		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$56,699	82,206	(201,796)	(201,329)	38,051	62,914	(1,114)	(1,471)
Realized gain (loss) on investments	(127,884)	(29,589)	-	-	(57,270)	(74,625)	(29,633)	(3,492)
Change in unrealized gain (loss) on investments	7,594	(970,345)	-	-	60,266	(24,474)	27,201	(10,760)
Reinvested capital gains	328,616	630,755	660	-	-	-	8,060	18,293

Net increase (decrease) in contract owners’ equity resulting from operations	265,025	(286,973)	(201,136)	(201,329)	41,047	(36,185)	4,514	2,570

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	459,089	769,736	17,966,722	15,562,976	411,182	494,677	6,893	15,288
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(2)	1,342,305	495,073	110,006	96,347	-	(15)
Surrenders and Death benefits (notes 2c and note 4)	(258,736)	(536,807)	(14,405,966)	(13,342,893)	(344,972)	(895,376)	(29,944)	(1,616)
Net policy repayments (loans) (note 5)	10,137	(12,528)	518,159	31,155	91,289	46,787	(159)	(215)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(208,259)	(222,878)	(3,911,259)	(3,975,078)	(558,169)	(603,090)	(24,196)	(40,394)
Adjustments to maintain reserves	91	(120)	3,363	(3,472)	(469)	300	1,439	(2,053)

Net equity transactions	2,320	(2,599)	1,513,324	(1,232,239)	(291,133)	(860,355)	(45,967)	(29,005)

Net change in contract owners’ equity	267,345	(289,572)	1,312,188	(1,433,568)	(250,086)	(896,540)	(41,453)	(26,435)
Contract owners’ equity beginning of period	3,982,391	4,271,963	28,267,743	29,701,311	7,465,305	8,361,845	202,580	229,015

Contract owners’ equity end of period	$4,249,736	3,982,391	29,579,931	28,267,743	7,215,219	7,465,305	161,127	202,580

CHANGES IN UNITS:
Beginning units	28,235	28,457	127,112	133,947	30,470	34,028	196	179
Units purchased	3,661	5,735	103,595	92,589	3,187	2,863	17	41
Units redeemed	(3,629)	(5,957)	(98,697)	(99,424)	(4,164)	(6,421)	(61)	(24)

Ending units	28,267	28,235	132,010	127,112	29,493	30,470	152	196

	AMMCGS		AMTP		AMSRS		ALVGIA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,751)	(602)	4,425	4,180	227	(898)	7,378	17,367
Realized gain (loss) on investments	(6,224)	(395)	259,507	187,684	26,883	47,400	141,948	249,859
Change in unrealized gain (loss) on investments	1,414	(24,486)	143,823	(786,007)	12,030	(124,911)	(47,210)	(239,732)
Reinvested capital gains	26,523	-	226,919	219,998	26,880	69,144	145,839	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,962	(25,483)	634,674	(374,145)	66,020	(9,265)	247,955	27,494

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	47,246	600,315	160,421	137,982	21,372	27,696	260,449	262,679
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(11)	(2)	-	(1)	(2)	(347)
Surrenders and Death benefits (notes 2c and note 4)	(58,406)	(3,894)	(269,819)	(175,623)	(15,140)	(44,585)	(205,291)	(336,118)
Net policy repayments (loans) (note 5)	627	100	1,475	11,550	(589)	285	9,729	13,480
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(46,983)	(5,207)	(221,784)	(198,896)	(37,508)	(39,653)	(183,861)	(189,734)
Adjustments to maintain reserves	(196)	(252)	(3,516)	(736)	(1,451)	1,969	1,147	(156)

Net equity transactions	(57,712)	591,062	(333,234)	(225,725)	(33,316)	(54,289)	(117,829)	(250,196)

Net change in contract owners’ equity	(39,750)	565,579	301,440	(599,870)	32,704	(63,554)	130,126	(222,702)
Contract owners’ equity beginning of period	565,579	-	2,593,260	3,193,130	749,653	813,207	2,422,642	2,645,344

Contract owners’ equity end of period	$525,829	565,579	2,894,700	2,593,260	782,357	749,653	2,552,768	2,422,642

CHANGES IN UNITS:
Beginning units	5,007	-	2,301	2,406	2,100	2,232	7,879	8,860
Units purchased	551	5,096	357	208	85	105	915	1,068
Units redeemed	(1,094)	(89)	(828)	(313)	(153)	(237)	(1,102)	(2,049)

Ending units	4,464	5,007	1,830	2,301	2,032	2,100	7,692	7,879

	ALVSVA		ACVIG		ACVIP2		ACVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,753)	2,691	30,794	26,369	16,976	24,462	1,027	(575)
Realized gain (loss) on investments	68,602	126,012	109,873	141,818	(34,915)	(50,902)	5,947	11,778
Change in unrealized gain (loss) on investments	369,535	(795,890)	48,472	(458,891)	63,252	(20,644)	(20,882)	(9,098)
Reinvested capital gains	159,175	484,822	33,180	165,563	11,323	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	595,559	(182,365)	222,319	(125,141)	56,636	(47,084)	(13,908)	2,105

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	272,520	202,372	276,837	171,858	140,424	185,542	22,871	17,336
Transfers between subaccounts (including fixed account), net (note 6)	2	(411)	(1)	-	-	(104)	-	-
Surrenders and Death benefits (notes 2c and note 4)	(365,618)	(485,202)	(222,845)	(198,097)	(140,052)	(468,296)	7,233	(27,364)
Net policy repayments (loans) (note 5)	(10,237)	(3,816)	8,766	(8,807)	10,736	(2,375)	(175)	(191)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(153,569)	(165,718)	(116,345)	(122,663)	(160,407)	(183,158)	(43,058)	(34,663)
Adjustments to maintain reserves	(3,442)	2,723	(874)	667	(258)	944	(788)	(560)

Net equity transactions	(260,344)	(450,052)	(54,462)	(157,042)	(149,557)	(467,447)	(13,917)	(45,442)

Net change in contract owners’ equity	335,215	(632,417)	167,857	(282,183)	(92,921)	(514,531)	(27,825)	(43,337)
Contract owners’ equity beginning of period	2,666,905	3,299,322	1,749,786	2,031,969	1,489,881	2,004,412	236,759	280,096

Contract owners’ equity end of period	$3,002,120	2,666,905	1,917,643	1,749,786	1,396,960	1,489,881	208,934	236,759

CHANGES IN UNITS:
Beginning units	6,327	7,462	6,911	7,594	8,835	11,582	135	227
Units purchased	767	538	1,163	746	1,068	1,357	18	13
Units redeemed	(1,147)	(1,673)	(1,262)	(1,429)	(1,595)	(4,104)	(31)	(105)

Ending units	5,947	6,327	6,812	6,911	8,308	8,835	122	135

	ACVMV1		ACVU1		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,489	11,178	(211)	(141)	18,919	2,067	22,977	26,005
Realized gain (loss) on investments	34,585	59,187	1,366	1,008	616,271	843,428	56,184	185,007
Change in unrealized gain (loss) on investments	162,542	(147,598)	(1,391)	(3,937)	787,116	(1,732,232)	(273,913)	(417,596)
Reinvested capital gains	58,342	53,341	3,214	7,332	852,377	642,453	365,623	126,179

Net increase (decrease) in contract owners’ equity resulting from operations	268,958	(23,892)	2,978	4,262	2,274,683	(244,284)	170,871	(80,405)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	321,747	131,295	-	6,809	1,173,927	757,391	151,571	173,746
Transfers between subaccounts (including fixed account), net (note 6)	4	1	-	-	14	(160)	-	(294)
Surrenders and Death benefits (notes 2c and note 4)	(58,663)	(150,852)	(1,357)	(204)	(1,041,897)	(1,036,654)	(146,712)	(336,495)
Net policy repayments (loans) (note 5)	(2,449)	(7,648)	-	-	319	(24,120)	(4,609)	1,960
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(81,386)	(54,558)	(2,604)	(2,118)	(418,306)	(429,485)	(152,342)	(169,601)
Adjustments to maintain reserves	(374)	279	(158)	(357)	(1,752)	2,134	60	(149)

Net equity transactions	178,879	(81,483)	(4,119)	4,130	(287,695)	(730,894)	(152,032)	(330,833)

Net change in contract owners’ equity	447,837	(105,375)	(1,141)	8,392	1,986,988	(975,178)	18,839	(411,238)
Contract owners’ equity beginning of period	1,103,608	1,208,983	83,346	74,954	9,111,839	10,087,017	2,523,539	2,934,777

Contract owners’ equity end of period	$1,551,445	1,103,608	82,205	83,346	11,098,827	9,111,839	2,542,378	2,523,539

CHANGES IN UNITS:
Beginning units	4,416	4,736	40	38	25,842	27,539	11,908	13,438
Units purchased	1,355	603	-	3	3,420	2,529	809	910
Units redeemed	(683)	(923)	(2)	(1)	(3,920)	(4,226)	(1,540)	(2,440)

Ending units	5,088	4,416	38	40	25,342	25,842	11,177	11,908

	DSC		FVCA2P		FQB		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(4,215)	(4,790)	951	1,012	67,214	71,922	1,337,192	2,123,509
Realized gain (loss) on investments	(4,594)	9,911	(1,825)	(1,409)	(7,324)	(11,243)	(2,370,910)	(1,921,356)
Change in unrealized gain (loss) on investments	54,482	(37,393)	(3,704)	(6,840)	13,581	(83,076)	8,866,293	(12,382,649)
Reinvested capital gains	51,998	11,372	-	146	-	-	5,210,401	8,249,338

Net increase (decrease) in contract owners’ equity resulting from operations	97,671	(20,900)	(4,578)	(7,091)	73,471	(22,397)	13,042,976	(3,931,158)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	36,838	68,971	7,330	10,815	370,858	357,851	4,494,157	4,986,001
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	1	(335,037)	(208,563)
Surrenders and Death benefits (notes 2c and note 4)	(62,963)	(58,942)	(2,194)	(9,619)	(285,946)	(212,997)	(5,743,152)	(7,156,812)
Net policy repayments (loans) (note 5)	117	85	(3)	329	(5,245)	18,487	382,033	(20,830)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(21,457)	(25,170)	(7,828)	(7,984)	(214,606)	(210,866)	(5,908,728)	(6,133,692)
Adjustments to maintain reserves	1,672	(1,172)	710	(981)	8	729	2,443	3,540

Net equity transactions	(45,793)	(16,228)	(1,985)	(7,440)	(134,931)	(46,795)	(7,108,284)	(8,530,356)

Net change in contract owners’ equity	51,878	(37,128)	(6,563)	(14,531)	(61,460)	(69,192)	5,934,692	(12,461,514)
Contract owners’ equity beginning of period	712,907	750,035	94,611	109,142	2,257,572	2,326,764	80,233,611	92,695,125

Contract owners’ equity end of period	$764,785	712,907	88,048	94,611	2,196,112	2,257,572	86,168,303	80,233,611

CHANGES IN UNITS:
Beginning units	1,654	1,765	557	591	12,513	12,420	111,476	123,782
Units purchased	125	191	54	70	1,565	2,382	8,081	9,973
Units redeemed	(236)	(302)	(67)	(104)	(2,302)	(2,289)	(17,367)	(22,279)

Ending units	1,543	1,654	544	557	11,776	12,513	102,190	111,476

	FHIP		FAMP		NVOLG1		FNRS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$463,274	676,232	224,446	267,122	116,601	(55,985)	(2,848)	2,452
Realized gain (loss) on investments	(233,226)	274,566	(175,420)	307,801	1,680,470	3,882,161	(60,825)	(27,130)
Change in unrealized gain (loss) on investments	1,340,803	(1,621,187)	(618,958)	(2,730,726)	(23,745,511)	(14,480,321)	430,095	(351,718)
Reinvested capital gains	-	-	1,163,094	2,067,804	25,192,302	15,096,673	-	48,697

Net increase (decrease) in contract owners’ equity resulting from operations	1,570,851	(670,389)	593,162	(87,999)	3,243,862	4,442,528	366,422	(327,699)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,317,342	5,596,495	1,877,685	2,198,060	20,442,726	4,359,874	159,226	444,937
Transfers between subaccounts (including fixed account), net (note 6)	34,279	(958)	244,138	(18,058)	3,566,515	(453,489)	(6)	6
Surrenders and Death benefits (notes 2c and note 4)	(4,213,009)	(990,659)	(1,700,712)	(1,908,527)	(5,278,089)	(8,589,526)	(147,791)	(389,028)
Net policy repayments (loans) (note 5)	(40,761)	20,116	210,847	(39,835)	448,270	(37,185)	11,616	(10,079)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(927,048)	(800,883)	(2,457,396)	(2,585,601)	(6,410,112)	(5,810,073)	(94,167)	(105,037)
Adjustments to maintain reserves	554	(203)	(1,705)	(1,006)	7,895	(3,445)	(200)	186

Net equity transactions	(1,828,643)	3,823,908	(1,827,143)	(2,354,967)	12,777,205	(10,533,844)	(71,322)	(59,015)

Net change in contract owners’ equity	(257,792)	3,153,519	(1,233,981)	(2,442,966)	16,021,067	(6,091,316)	295,100	(386,714)
Contract owners’ equity beginning of period	10,722,521	7,569,002	28,102,945	30,545,911	96,730,912	102,822,228	1,198,999	1,585,713

Contract owners’ equity end of period	$10,464,729	10,722,521	26,868,964	28,102,945	112,751,979	96,730,912	1,494,099	1,198,999

CHANGES IN UNITS:
Beginning units	30,319	14,509	51,051	55,426	297,322	329,574	8,251	8,588
Units purchased	12,746	20,303	4,703	4,869	80,423	18,928	1,181	2,672
Units redeemed	(17,535)	(4,493)	(8,215)	(9,244)	(41,240)	(51,180)	(1,672)	(3,009)

Ending units	25,530	30,319	47,539	51,051	336,505	297,322	7,760	8,251

	FEIS		FF10S		FF20S		FF30S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$82,351	129,073	635	1,828	13,797	20,136	12,653	18,367
Realized gain (loss) on investments	233,845	104,654	9,418	19,760	31,045	33,788	67,111	61,158
Change in unrealized gain (loss) on investments	203,280	(1,005,197)	(8,320)	(22,011)	(7,713)	(81,597)	(46,592)	(112,433)
Reinvested capital gains	346,094	507,305	4,684	626	58,238	8,205	77,493	10,861

Net increase (decrease) in contract owners’ equity resulting from operations	865,570	(264,165)	6,417	203	95,367	(19,468)	110,665	(22,047)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	392,675	419,372	3,576	30,781	79,107	81,272	72,146	102,509
Transfers between subaccounts (including fixed account), net (note 6)	(1)	279	-	(1)	-	-	1	-
Surrenders and Death benefits (notes 2c and note 4)	(446,602)	(200,614)	(85,527)	(95,801)	(19,167)	(21,555)	(46,772)	(79,929)
Net policy repayments (loans) (note 5)	(967)	(27,930)	-	-	1,354	(80)	(16,985)	(8,865)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(282,551)	(282,277)	(13,009)	(17,300)	(144,027)	(126,598)	(87,078)	(88,171)
Adjustments to maintain reserves	113	80	114	(86)	(84)	92	(73)	30

Net equity transactions	(337,333)	(91,090)	(94,846)	(82,407)	(82,817)	(66,869)	(78,761)	(74,426)

Net change in contract owners’ equity	528,237	(355,255)	(88,429)	(82,204)	12,550	(86,337)	31,904	(96,473)
Contract owners’ equity beginning of period	5,268,049	5,623,304	206,715	288,919	1,851,269	1,937,606	1,989,714	2,086,187

Contract owners’ equity end of period	$5,796,286	5,268,049	118,286	206,715	1,863,819	1,851,269	2,021,618	1,989,714

CHANGES IN UNITS:
Beginning units	24,034	24,422	1,255	1,739	10,845	11,233	11,209	11,624
Units purchased	1,872	2,384	23	188	493	495	448	582
Units redeemed	(3,309)	(2,772)	(593)	(672)	(970)	(883)	(886)	(997)

Ending units	22,597	24,034	685	1,255	10,368	10,845	10,771	11,209

	FGP		FGS		FIGBP		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(729,238)	(520,119)	(24,459)	(19,789)	392,184	458,828	25,722	27,378
Realized gain (loss) on investments	5,880,467	7,632,522	108,064	81,537	42,036	333,422	11,041	4,600
Change in unrealized gain (loss) on investments	(16,822,504)	(2,936,516)	(401,519)	39,369	500,474	(1,115,693)	19,150	(55,314)
Reinvested capital gains	11,574,443	4,005,286	313,488	101,879	11,464	20,376	740	1,213

Net increase (decrease) in contract owners’ equity resulting from operations	(96,832)	8,181,173	(4,426)	202,996	946,158	(303,067)	56,653	(22,123)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	6,457,300	7,412,603	221,910	253,489	1,836,695	1,821,691	185,290	140,612
Transfers between subaccounts (including fixed account), net (note 6)	(106,141)	83,550	-	(1)	142,391	(141,859)	-	41
Surrenders and Death benefits (notes 2c and note 4)	(7,315,372)	(9,943,585)	(73,719)	(138,731)	(1,518,679)	(2,422,416)	(37,578)	(49,279)
Net policy repayments (loans) (note 5)	423,566	113,581	(5,498)	(5,741)	132,747	136,622	(5,899)	1,957
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(8,486,348)	(8,862,039)	(163,296)	(164,113)	(1,865,188)	(1,949,469)	(87,163)	(92,337)
Adjustments to maintain reserves	2,400	(5,560)	94	(51)	(1,267)	(3,847)	(11)	(11)

Net equity transactions	(9,024,595)	(11,201,450)	(20,509)	(55,148)	(1,273,301)	(2,559,278)	54,639	983

Net change in contract owners’ equity	(9,121,427)	(3,020,277)	(24,935)	147,848	(327,143)	(2,862,345)	111,292	(21,140)
Contract owners’ equity beginning of period	126,549,684	129,569,961	3,392,335	3,244,487	23,712,782	26,575,127	1,514,660	1,535,800

Contract owners’ equity end of period	$117,428,257	126,549,684	3,367,400	3,392,335	23,385,639	23,712,782	1,625,952	1,514,660

CHANGES IN UNITS:
Beginning units	161,952	177,709	12,886	13,095	64,649	71,593	9,704	9,697
Units purchased	13,069	13,536	1,311	1,047	6,596	7,080	1,309	1,008
Units redeemed	(25,212)	(29,293)	(1,401)	(1,256)	(10,544)	(14,024)	(982)	(1,001)

Ending units	149,809	161,952	12,796	12,886	60,701	64,649	10,031	9,704

	FMCS		FOP		FOS		FVSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(28,870)	(36,881)	213,921	257,340	19,293	25,591	7,779	8,081
Realized gain (loss) on investments	532,482	332,421	(228,582)	(450,054)	(28,714)	(1,554)	89,897	134,804
Change in unrealized gain (loss) on investments	(46,148)	(1,933,369)	(1,744,127)	(706,627)	(182,532)	(224,419)	88,229	(230,103)
Reinvested capital gains	649,176	1,429,871	46,964	31,188	5,304	3,326	-	1,981

Net increase (decrease) in contract owners’ equity resulting from operations	1,106,640	(207,958)	(1,711,824)	(868,153)	(186,649)	(197,056)	185,905	(85,237)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	562,586	729,643	1,890,091	19,689,929	245,251	3,533,703	115,181	141,828
Transfers between subaccounts (including fixed account), net (note 6)	39	53	(168,740)	3,862,442	(2)	(1)	(3)	3
Surrenders and Death benefits (notes 2c and note 4)	(1,046,719)	(1,370,432)	(1,270,614)	(2,149,037)	22,306	(79,647)	(73,706)	(129,210)
Net policy repayments (loans) (note 5)	(45,136)	30,398	358,591	(23,606)	7,364	(2,212)	(894)	10,301
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(622,181)	(679,389)	(1,939,883)	(1,591,729)	(161,644)	(118,351)	(180,945)	(174,118)
Adjustments to maintain reserves	1,040	(1,866)	(3,100)	993	(114)	1,614	531	232

Net equity transactions	(1,150,371)	(1,291,593)	(1,133,655)	19,788,992	113,161	3,335,106	(139,836)	(150,964)

Net change in contract owners’ equity	(43,731)	(1,499,551)	(2,845,479)	18,920,839	(73,488)	3,138,050	46,069	(236,201)
Contract owners’ equity beginning of period	10,690,094	12,189,645	30,029,665	11,108,826	3,181,797	43,747	2,272,177	2,508,378

Contract owners’ equity end of period	$10,646,363	10,690,094	27,184,186	30,029,665	3,108,309	3,181,797	2,318,246	2,272,177

CHANGES IN UNITS:
Beginning units	22,396	24,912	84,065	20,601	13,595	192	6,296	6,731
Units purchased	1,446	1,586	10,590	75,052	2,030	14,394	415	420
Units redeemed	(3,339)	(4,102)	(13,474)	(11,588)	(1,522)	(991)	(702)	(855)

Ending units	20,503	22,396	81,181	84,065	14,103	13,595	6,009	6,296

	OVGS		OVGI		OVSC		OVSB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$33,702	64,373	7,954	2,916	(1,932)	1,961	20,650	25,539
Realized gain (loss) on investments	(194,684)	49,794	368,778	153,475	42,525	177,188	(10,717)	(4,247)
Change in unrealized gain (loss) on investments	(585,140)	(467,414)	(490,920)	(453,950)	108,268	(436,139)	17,002	(36,812)
Reinvested capital gains	663,407	725,394	295,504	373,212	44,847	177,996	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(82,715)	372,147	181,316	75,653	193,708	(78,994)	26,935	(15,520)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	699,255	774,633	1,634,288	1,545,605	97,214	136,855	51,497	93,951
Transfers between subaccounts (including fixed account), net (note 6)	14	175	-	-	18	(15)	-	(5)
Surrenders and Death benefits (notes 2c and note 4)	(525,656)	(1,111,082)	(1,420,901)	(195,361)	(130,248)	(308,428)	(52,194)	(26,933)
Net policy repayments (loans) (note 5)	38,869	(40,607)	18,160	(68,979)	(1,179)	1,108	3,545	3,274
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(550,642)	(598,069)	(168,805)	(166,796)	(77,702)	(80,162)	(37,368)	(47,178)
Adjustments to maintain reserves	1,048	56	(1,596)	1,444	(1,016)	1,471	945	(739)

Net equity transactions	(337,112)	(974,894)	61,146	1,115,913	(112,913)	(249,171)	(33,575)	22,370

Net change in contract owners’ equity	(419,827)	(602,747)	242,462	1,191,566	80,795	(328,165)	(6,640)	6,850
Contract owners’ equity beginning of period	10,512,968	11,115,715	3,815,710	2,624,144	1,161,152	1,489,317	492,523	485,673

Contract owners’ equity end of period	$10,093,141	10,512,968	4,058,172	3,815,710	1,241,947	1,161,152	485,883	492,523

CHANGES IN UNITS:
Beginning units	39,023	42,745	17,033	11,667	3,100	3,566	4,481	4,241
Units purchased	4,515	3,111	7,270	7,451	226	407	566	903
Units redeemed	(5,546)	(6,833)	(7,986)	(2,085)	(488)	(873)	(736)	(663)

Ending units	37,992	39,023	16,317	17,033	2,838	3,100	4,311	4,481

	PMVFBA		PMVLDA		PMVTRA		PVGIB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$607	1,105	2,217	7,739	12,131	36,277	2,969	4,102
Realized gain (loss) on investments	(2,866)	(10,607)	(3,347)	2,735	(2,986)	(10,620)	15,844	28,299
Change in unrealized gain (loss) on investments	4,844	(2,788)	2,964	(11,052)	9,437	(33,753)	17,003	(60,433)
Reinvested capital gains	-	335	-	-	-	8,553	9,232	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,585	(11,955)	1,834	(578)	18,582	457	45,048	(28,032)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	18,269	9,931	105,016	123,002	47,697	120,623	86,700	43,438
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	78,185	(4,929)	2	1
Surrenders and Death benefits (notes 2c and note 4)	(8,167)	(63,770)	27,852	(176,014)	(124,352)	(246,553)	(29,670)	(41,763)
Net policy repayments (loans) (note 5)	107	179	(2,700)	722	7,155	(13,028)	973	(370)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(8,367)	(9,006)	(60,605)	(49,125)	(40,944)	(44,021)	(34,329)	(29,166)
Adjustments to maintain reserves	35	(48)	(38)	(22)	(106)	(473)	1,002	(1,172)

Net equity transactions	1,877	(62,714)	69,525	(101,437)	(32,365)	(188,381)	24,678	(29,032)

Net change in contract owners’ equity	4,462	(74,669)	71,359	(102,015)	(13,783)	(187,924)	69,726	(57,064)
Contract owners’ equity beginning of period	121,350	196,019	275,431	377,446	792,645	980,569	312,052	369,116

Contract owners’ equity end of period	$125,812	121,350	346,790	275,431	778,862	792,645	381,778	312,052

CHANGES IN UNITS:
Beginning units	1,064	1,585	2,303	3,142	4,391	4,885	1,485	1,605
Units purchased	156	89	1,205	1,034	509	1,047	171	210
Units redeemed	(141)	(610)	(627)	(1,873)	(773)	(1,541)	(284)	(330)

Ending units	1,079	1,064	2,881	2,303	4,127	4,391	1,372	1,485

	PVGOB		PVTIGB		PVTVB		ACEG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(289)	-	2,326	1,027	2,083	2,261	(1,848)	(1,967)
Realized gain (loss) on investments	47	-	(1,770)	13,464	(64,256)	33,551	11,518	19,165
Change in unrealized gain (loss) on investments	2,630	-	(1,594)	(13,845)	49,853	(138,610)	(29,303)	(6,363)
Reinvested capital gains	-	-	-	-	14,888	75,483	23,748	1,456

Net increase (decrease) in contract owners’ equity resulting from operations	2,388	-	(1,038)	646	2,568	(27,315)	4,115	12,291

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	367,499	-	17,977	61,584	28,254	24,509	29,764	30,350
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	-	-	(1)	(2)	-
Surrenders and Death benefits (notes 2c and note 4)	2,047	-	(7,809)	(59,165)	(402,067)	(85,851)	(5,037)	(28,360)
Net policy repayments (loans) (note 5)	110	-	(486)	(596)	3,173	(5,869)	(1,498)	(2,229)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(5,044)	-	(5,675)	(6,591)	(34,062)	(38,288)	(27,538)	(28,170)
Adjustments to maintain reserves	24	-	272	(211)	(410)	128	(531)	775

Net equity transactions	364,636	-	4,279	(4,979)	(405,112)	(105,372)	(4,842)	(27,634)

Net change in contract owners’ equity	367,024	-	3,241	(4,333)	(402,544)	(132,687)	(727)	(15,343)
Contract owners’ equity beginning of period	-	-	71,589	75,922	402,544	535,231	272,084	287,427

Contract owners’ equity end of period	$367,024	-	74,830	71,589	-	402,544	271,357	272,084

CHANGES IN UNITS:
Beginning units	-	-	172	183	1,427	1,835	1,624	1,798
Units purchased	3,054	-	9	29	129	108	225	202
Units redeemed	(45)	-	(17)	(40)	(1,556)	(516)	(238)	(376)

Ending units	3,009	-	164	172	-	1,427	1,611	1,624

	AVBVI		TRHS2		VWBF		VWEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(354)	4,072	(17,418)	(18,780)	(24,336)	274,937	(30,324)	(22,186)
Realized gain (loss) on investments	1,681	2,255	91,025	201,551	(253,135)	(332,194)	(415,033)	1,073,540
Change in unrealized gain (loss) on investments	(25,596)	(43,052)	(412,671)	(170,181)	492,857	(566,833)	260,809	(5,192,863)
Reinvested capital gains	55,109	14,659	18,312	217,082	-	-	87,029	1,136,935

Net increase (decrease) in contract owners’ equity resulting from operations	30,840	(22,066)	(320,752)	229,672	215,386	(624,090)	(97,519)	(3,004,574)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	5,116	28,179	312,807	1,411,902	238,020	292,785	898,023	925,133
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(14)	(7)	(97,101)	(121,695)	(99,608)	13,305
Surrenders and Death benefits (notes 2c and note 4)	-	(373)	(520,547)	(379,089)	(282,759)	(497,088)	(1,056,928)	(1,400,523)
Net policy repayments (loans) (note 5)	-	-	(8,129)	(21,962)	14,591	7,230	107,979	82,413
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(8,179)	(4,004)	(113,709)	(100,750)	(314,206)	(332,212)	(1,055,286)	(1,131,049)
Adjustments to maintain reserves	(1,221)	1,798	1	(28)	(910)	428	5,638	(5,483)

Net equity transactions	(4,284)	25,600	(329,591)	910,066	(442,365)	(650,552)	(1,200,182)	(1,516,204)

Net change in contract owners’ equity	26,556	3,534	(650,343)	1,139,738	(226,979)	(1,274,642)	(1,297,701)	(4,520,778)
Contract owners’ equity beginning of period	178,297	174,763	2,886,811	1,747,073	3,821,264	5,095,906	17,670,341	22,191,119

Contract owners’ equity end of period	$204,853	178,297	2,236,468	2,886,811	3,594,285	3,821,264	16,372,640	17,670,341

CHANGES IN UNITS:
Beginning units	194	88	8,786	5,939	12,101	13,872	42,148	44,943
Units purchased	4	114	1,220	4,382	886	1,462	3,320	3,663
Units redeemed	(26)	(8)	(2,327)	(1,535)	(1,951)	(3,233)	(6,360)	(6,458)

Ending units	172	194	7,679	8,786	11,036	12,101	39,108	42,148

	VWHA		VVEI		VVHYB		VVMCI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(16,406)	(48,185)	50,076	59,460	84,362	64,878	22,905	12,292
Realized gain (loss) on investments	(553,895)	(435,650)	147,860	257,068	(38,965)	13,582	114,456	122,969
Change in unrealized gain (loss) on investments	2,822,415	(2,347,072)	(5,005)	(520,225)	135,464	(120,646)	3,498	(538,623)
Reinvested capital gains	-	-	196,193	204,093	-	2,482	356,389	281,391

Net increase (decrease) in contract owners’ equity resulting from operations	2,252,114	(2,830,907)	389,124	396	180,861	(39,704)	497,248	(121,971)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	419,920	549,537	174,361	249,557	733,607	657,820	315,115	372,807
Transfers between subaccounts (including fixed account), net (note 6)	(44,697)	(80,812)	-	-	-	-	(1)	238
Surrenders and Death benefits (notes 2c and note 4)	(781,989)	(860,011)	(175,338)	(581,068)	(774,444)	(515,605)	(324,275)	(162,075)
Net policy repayments (loans) (note 5)	29,904	60,993	(12,678)	(8,894)	(3,647)	(17,672)	8,577	(15,834)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(496,950)	(529,399)	(138,602)	(144,254)	(105,594)	(95,592)	(224,668)	(232,075)
Adjustments to maintain reserves	1,574	1,643	50	130	83	42	(62)	(84)

Net equity transactions	(872,238)	(858,049)	(152,207)	(484,529)	(149,995)	28,993	(225,314)	(37,023)

Net change in contract owners’ equity	1,379,876	(3,688,956)	236,917	(484,133)	30,866	(10,711)	271,934	(158,994)
Contract owners’ equity beginning of period	5,475,675	9,164,631	2,872,976	3,357,109	1,528,645	1,539,356	5,120,259	5,279,253

Contract owners’ equity end of period	$6,855,551	5,475,675	3,109,893	2,872,976	1,559,511	1,528,645	5,392,193	5,120,259

CHANGES IN UNITS:
Beginning units	14,384	15,713	10,788	12,593	7,669	7,529	15,345	15,447
Units purchased	1,386	2,090	774	1,077	3,680	3,366	1,024	1,292
Units redeemed	(3,243)	(3,419)	(1,317)	(2,882)	(4,256)	(3,226)	(1,687)	(1,394)

Ending units	12,527	14,384	10,245	10,788	7,093	7,669	14,682	15,345

	VVHGB		WRASP		SVDF		SVOF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$19,352	18,252	(400)	(1,228)	(6,047)	(9,150)	5,730	(2,190)
Realized gain (loss) on investments	9,472	3,766	(10,446)	(9,225)	(16,739)	49,281	15,358	29,747
Change in unrealized gain (loss) on investments	(10,231)	(36,338)	2,293	(69,116)	17,183	(255,205)	(16,930)	(90,714)
Reinvested capital gains	3,897	5,931	-	50,590	49,674	195,952	41,042	46,105

Net increase (decrease) in contract owners’ equity resulting from operations	22,490	(8,389)	(8,553)	(28,979)	44,071	(19,122)	45,200	(17,052)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	114,272	122,004	8,442	38,582	25,903	98,272	28,820	24,880
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	(14)	-	(11)	1	-
Surrenders and Death benefits (notes 2c and note 4)	(52,871)	(16,958)	(25,450)	(44,560)	(519,922)	(161,222)	(9,962)	(20,644)
Net policy repayments (loans) (note 5)	(1,784)	(5,867)	(3,035)	23,797	633	717	(1,255)	1,159
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(83,713)	(84,907)	(15,551)	(20,107)	(76,705)	(118,952)	(44,603)	(47,022)
Adjustments to maintain reserves	7	(11)	14	(14)	(419)	94	(1,489)	1,049

Net equity transactions	(24,089)	14,261	(35,580)	(2,316)	(570,510)	(181,102)	(28,488)	(40,578)

Net change in contract owners’ equity	(1,599)	5,872	(44,133)	(31,295)	(526,439)	(200,224)	16,712	(57,630)
Contract owners’ equity beginning of period	1,403,979	1,398,107	270,790	302,085	1,227,904	1,428,128	409,364	466,994

Contract owners’ equity end of period	$1,402,380	1,403,979	226,657	270,790	701,465	1,227,904	426,076	409,364

CHANGES IN UNITS:
Beginning units	9,218	9,123	1,822	1,849	4,903	4,867	440	515
Units purchased	1,151	1,094	77	387	40	437	35	42
Units redeemed	(1,298)	(999)	(322)	(414)	(3,762)	(401)	(76)	(117)

Ending units	9,071	9,218	1,577	1,822	1,181	4,903	399	440

	WFVSCG		FHIPR		FOPR		CAF4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,112)	(1,167)	-	1,039	-	(47,117)	(14,559)	(66,128)
Realized gain (loss) on investments	(669)	4,575	-	(19,459)	-	5,029,982	5,023,745	1,263,171
Change in unrealized gain (loss) on investments	(2,966)	(34,077)	-	231,740	-	(3,104,756)	(6,801,963)	(2,902,970)
Reinvested capital gains	14,620	20,376	-	-	-	-	1,691,679	2,516,102

Net increase (decrease) in contract owners’ equity resulting from operations	9,873	(10,293)	-	213,320	-	1,878,109	(101,098)	810,175

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	15,497	54,624	-	153,928	-	644,309	349,760	992,340
Transfers between subaccounts (including fixed account), net (note 6)	-	-	-	(1)	-	(3,800,099)	(3,812,272)	(46,761)
Surrenders and Death benefits (notes 2c and note 4)	(35,705)	(18,392)	-	(5,178,043)	-	(18,787,424)	(16,223,056)	(1,604,745)
Net policy repayments (loans) (note 5)	1,685	55	-	2,301	-	27,633	80,771	(33,479)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(9,623)	(8,972)	-	(127,440)	-	(455,990)	(389,221)	(1,230,443)
Adjustments to maintain reserves	98	(172)	-	(511)	-	(5,973)	(7,234)	(2,369)

Net equity transactions	(28,048)	27,143	-	(5,149,766)	-	(22,377,544)	(20,001,252)	(1,925,457)

Net change in contract owners’ equity	(18,175)	16,850	-	(4,936,446)	-	(20,499,435)	(20,102,350)	(1,115,282)
Contract owners’ equity beginning of period	160,900	144,050	-	4,936,446	-	20,499,435	20,102,350	21,217,632

Contract owners’ equity end of period	$142,725	160,900	-	-	-	-	-	20,102,350

CHANGES IN UNITS:
Beginning units	686	592	-	33,559	-	105,266	77,243	84,350
Units purchased	77	205	-	1,099	-	4,027	1,783	4,878
Units redeemed	(194)	(111)	-	(34,658)	-	(109,293)	(79,026)	(11,985)

Ending units	569	686	-	-	-	-	-	77,243

	AMFAS		MIGIC		FOSR
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(3,627)	-	13,563	-	(7,854)
Realized gain (loss) on investments	-	35,306	-	87,857	-	824,385
Change in unrealized gain (loss) on investments	-	(124,966)	-	(243,438)	-	(533,372)
Reinvested capital gains	-	89,116	-	172,369	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,171)	-	30,351	-	283,159

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	95,079	-	911,471	-	85,341
Transfers between subaccounts (including fixed account), net (note 6)	-	(28)	-	-	-	-
Surrenders and Death benefits (notes 2c and note 4)	-	(620,718)	-	(2,038,324)	-	(3,365,152)
Net policy repayments (loans) (note 5)	-	(81)	-	1,293	-	(12,786)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	-	(46,000)	-	(21,728)	-	(52,726)
Adjustments to maintain reserves	-	(736)	-	(1,113)	-	65

Net equity transactions	-	(572,484)	-	(1,148,401)	-	(3,345,258)

Net change in contract owners’ equity	-	(576,655)	-	(1,118,050)	-	(3,062,099)
Contract owners’ equity beginning of period	-	576,655	-	1,118,050	-	3,062,099

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,344	-	3,375	-	18,885
Units purchased	-	485	-	3,713	-	525
Units redeemed	-	(2,829)	-	(7,088)	-	(19,410)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (NLICA) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class IV (GBF4)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Money Market Fund - Class IV (SAM4)
NEUBERGER & BERMAN MANAGEMENT, INC.
Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Socially Responsive Portfolio - I Class Shares (AMSRS)
AB FUNDS
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
AMERICAN CENTURY INVESTORS INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
FEDERATED INVESTORS
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
FIDELITY INVESTMENTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class (FGS)
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class (FOS)
VIP Value Strategies Portfolio - Service Class (FVSS)
OPPENHEIMER FUNDS
Global Securities Fund/VA - Non-Service Shares (OVGS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PIMCO FUNDS
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
VT Growth & Income Fund: Class IB (PVGIB)
VT Growth Opportunities Fund: Class IB (PVGOB)
VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Variable Insurance Fund - Equity Income Portfolio (VVEI)
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net purchases in the Statements of Changes in Contract Owners’ equity.

For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $2,169,500 and $2,334,146, respectively. The charges were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(c) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of face amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of face amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $0.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($0.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($0.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $0.03-$0.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a contract owner of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of contract owners. These charges are assessed through the daily unit value calculation.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $53,372,526 and $67,001,884, respectively, and total transfers from the Account to the fixed account were $52,114,433 and $68,181,167, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,137,510,884	$-	$-	$1,137,510,884

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$3,380,657	$2,163,129
Global Allocation V.I. Fund - Class II (MLVGA2)	98,742	150,401
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,607,033	1,668,746
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,269,656	837,374
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,089,305	645,455
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	72,012	252,961
Templeton Foreign Securities Fund - Class 1 (TIF)	94,713	201,898
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	81,388	212,073
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	25,782	5,239
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	261,398	140,288
Balanced Portfolio: Service Shares (JABS)	326,894	381,486
Forty Portfolio: Service Shares (JACAS)	1,103,264	663,955
Global Technology Portfolio: Service Shares (JAGTS)	257,287	367,512
Overseas Portfolio: Service Shares (JAIGS)	430,385	334,423
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	493,949	282,205
Value Series - Initial Class (MVFIC)	660,425	489,732
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	168,110	180,541
Core Plus Fixed Income Portfolio - Class I (MSVFI)	186,550	114,855
Emerging Markets Debt Portfolio - Class I (MSEM)	13,118	16,946
U.S. Real Estate Portfolio - Class I (MSVRE)	41,049	184,437
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,020,824	654,996
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	149,621	48,052
American Funds NVIT Bond Fund - Class II (GVABD2)	34,575	61,500
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	260,099	123,267
American Funds NVIT Growth Fund - Class II (GVAGR2)	315,916	92,130
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	158,665	19,399
Federated NVIT High Income Bond Fund - Class I (HIBF)	169,931	208,514
NVIT Emerging Markets Fund - Class I (GEM)	154,837	347,739
NVIT International Equity Fund - Class I (GIG)	21,246	15,191
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	16,257	32,658
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,184,408	1,525,004
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	36,624	14,792
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	109,139	42,887
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	8,738	905
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	6,285	6,483
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,906	1,946
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	94,287	107,292
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	41,914	85,215
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,409	879
NVIT Core Bond Fund - Class I (NVCBD1)	42,205	65,290
NVIT Core Plus Bond Fund - Class I (NVLCP1)	6,639	1,962
NVIT Nationwide Fund - Class IV (TRF4)	3,778,096	11,656,638
NVIT Government Bond Fund - Class I (GBF)	345,830	356,352
NVIT Government Bond Fund - Class IV (GBF4)	2,076,490	3,011,974
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	982,663	632,048
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	7,717	7,676
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	2,005	966
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	172,507	121,785
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,968,947	4,667,458
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,615,264	5,212,767
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	287,665	333,990
NVIT Mid Cap Index Fund - Class I (MCIF)	768,330	679,203
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	92,108	119,579
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	1,081,305	1,157,332
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	283,888	1,144,476
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	832,798	398,147
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	530,622	623,334
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	6,310,602	4,850,230
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	567,351	1,609,761
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	463,428	198,130
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	2,301,452	2,257,682
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	2,952,733	2,156,421
NVIT Multi-Sector Bond Fund - Class I (MSBF)	103,233	201,293
NVIT S&P 500 Index Fund - Class IV (GVEX4)	8,014,717	15,078,445
NVIT Short Term Bond Fund - Class II (NVSTB2)	137,350	297,003
NVIT Large Cap Growth Fund - Class I (NVOLG1)	47,694,973	9,607,390
Templeton NVIT International Value Fund - Class III (NVTIV3)	31,597	45,248
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	771,884	1,877,017
NVIT Real Estate Fund - Class I (NVRE1)	777,570	390,025
NVIT Money Market Fund - Class IV (SAM4)	15,501,303	14,187,442
Short Duration Bond Portfolio - I Class Shares (AMTB)	677,711	930,324
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	14,712	55,173
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	61,117	95,832
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	394,889	498,195
Socially Responsive Portfolio - I Class Shares (AMSRS)	46,990	51,749
VPS Growth and Income Portfolio - Class A (ALVGIA)	351,728	317,487
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	401,663	501,143
VP Income & Growth Fund - Class I (ACVIG)	301,846	291,460
VP Inflation Protection Fund - Class II (ACVIP2)	126,961	247,960
VP International Fund - Class I (ACVI)	30,282	42,383
VP Mid Cap Value Fund - Class I (ACVMV1)	398,693	147,610
VP Ultra(R) Fund - Class I (ACVU1)	3,582	4,540
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,811,751	1,226,398
Appreciation Portfolio - Initial Shares (DCAP)	490,417	253,909
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	98,366	98,048
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	7,414	9,158
Quality Bond Fund II - Primary Shares (FQB)	390,952	458,678
Equity-Income Portfolio - Initial Class (FEIP)	8,341,454	8,904,588
High Income Portfolio - Initial Class (FHIP)	3,617,365	4,984,066
VIP Asset Manager Portfolio - Initial Class (FAMP)	2,784,169	3,222,065
VIP Energy Portfolio - Service Class 2 (FNRS2)	134,787	208,756
VIP Equity-Income Portfolio - Service Class (FEIS)	671,126	580,128
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	9,451	99,092
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	137,643	148,340
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	157,099	145,642
VIP Growth Portfolio - Initial Class (FGP)	14,072,846	12,254,636
VIP Growth Portfolio - Service Class (FGS)	537,871	269,444
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	1,948,318	2,816,703
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	197,161	116,049
VIP Mid Cap Portfolio - Service Class (FMCS)	934,400	1,465,505
VIP Overseas Portfolio - Initial Class (FOP)	2,000,577	2,874,521
VIP Overseas Portfolio - Service Class (FOS)	352,228	214,355
VIP Value Strategies Portfolio - Service Class (FVSS)	105,344	237,933
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,422,179	1,063,227
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,881,777	1,515,577
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	115,209	184,191
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	65,618	79,488
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	18,450	16,003
Low Duration Portfolio - Administrative Class (PMVLDA)	139,952	68,173
Total Return Portfolio - Administrative Class (PMVTRA)	146,784	166,913
VT Growth & Income Fund: Class IB (PVGIB)	93,388	57,512
VT Growth Opportunities Fund: Class IB (PVGOB)	368,401	3,877
VT International Equity Fund: Class IB (PVTIGB)	20,746	14,413
VT Voyager Fund: Class IB (obsolete) (PVTVB)	38,801	426,656
VI American Franchise Fund - Series I Shares (ACEG)	53,561	35,971
VI Value Opportunities Fund - Series I Shares (AVBVI)	61,507	9,816
Health Sciences Portfolio - II (TRHS2)	315,290	643,987
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	106,257	572,049
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	971,707	2,120,821
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	468,851	1,359,069
Variable Insurance Fund - Equity Income Portfolio (VVEI)	385,729	291,716
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	788,809	854,525
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	588,811	434,770
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	161,638	162,485
Variable Insurance Portfolios - Asset Strategy (WRASP)	9,405	45,399
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	69,158	595,622
Advantage VT Opportunity Fund - Class 2 (SVOF)	72,844	53,072
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	29,455	44,094
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)	1,883,568	20,208,823

	$170,840,478	$170,429,688

(8) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2016	0.60%	to	0.75%	70,353	$2,307.43	to	$223.70	$21,220,281	0.00%	5.60%	to	5 .45%
2015	0.60%	to	0.75%	75,792	2,184.97	to	212.14	21,734,561	0.00%	-3.90%	to	-4.04%
2014	0.60%	to	0.75%	82,703	2,273.56	to	221.08	24,757,746	0.00%	-0.16%	to	-0.31%
2013	0.60%	to	0.75%	89,793	2,277.29	to	221.77	27,022,875	0.00%	33.46%	to	33.26%
2012	0.60%	to	0.75%	101,176	1,706.38	to	166.42	22,846,149	0.00%	11.82%	to	11.66%
Global Allocation V.I. Fund - Class II (MLVGA2)
2016			0.75%	8,314			161.48	1,342,580	1.12%			3.18%
2015			0.75%	8,661			156.50	1,355,473	0.97%			-1.61%
2014			0.75%	9,546			159.06	1,518,418	2.28%			1.20%
2013			0.75%	8,799			157.17	1,382,939	1.12%			13.70%
2012			0.75%	8,637			138.24	1,193,957	1.68%			9.32%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.60%	to	0.75%	31,550	2,891.71	to	283.30	9,558,760	2.00%	11.04%	to	10.87%
2015	0.60%	to	0.75%	33,423	2,604.20	to	255.52	9,125,039	1.82%	0.50%	to	0.35%
2014	0.60%	to	0.75%	36,803	2,591.19	to	254.62	10,045,959	1.75%	12.75%	to	12.58%
2013	0.60%	to	0.75%	39,350	2,298.26	to	226.18	9,450,492	1.85%	31.24%	to	31.04%
2012	0.60%	to	0.75%	42,592	1,751.22	to	172.60	7,681,421	2.06%	15.04%	to	14.87%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.60%	to	0.75%	16,679	2,959.12	to	289.91	6,477,922	1.61%	15.63%	to	15.46%
2015	0.60%	to	0.75%	17,973	2,559.04	to	251.09	5,926,552	1.67%	-3.99%	to	-4.14%
2014	0.60%	to	0.75%	20,963	2,665.49	to	261.92	6,987,810	1.52%	8.35%	to	8.19%
2013	0.60%	to	0.75%	24,591	2,459.99	to	242.09	7,305,705	1.74%	29.27%	to	29.08%
2012	0.60%	to	0.75%	28,081	1,902.93	to	187.55	6,413,833	1.77%	11.50%	to	11.34%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016	0.60%	to	0.75%	12,692	4,080.69	to	399.79	5,756,591	1.03%	29.76%	to	29.56%
2015	0.60%	to	0.75%	13,478	3,144.86	to	308.57	4,723,989	0.90%	-7.74%	to	-7.88%
2014	0.60%	to	0.75%	15,018	3,408.66	to	334.95	5,713,575	0.85%	0.28%	to	0.13%
2013	0.60%	to	0.75%	16,434	3,399.16	to	334.52	6,373,319	1.48%	35.69%	to	35.49%
2012	0.60%	to	0.75%	18,139	2,505.12	to	246.90	5,243,841	1.03%	18.04%	to	17.86%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.65%	to	0.75%	13,401	087.50	to	087.27	1,170,633	0.83%	16.68%	to	16.57%
2015	0.65%	to	0.75%	15,482	074.99	to	074.86	1,159,767	2.07%	-20.12%	to	-20.20%
2014	0.65%	to	0.75%	16,950	093.88	to	093.82	1,590,604	-1.50%	-6.12%	to	-6.18%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2016	0.60%	to	0.75%	1,743	2,371.14	to	232.30	1,071,371	2.21%	6.85%	to	6.69%
2015	0.60%	to	0.75%	1,954	2,219.16	to	217.74	1,139,161	3.48%	-6.87%	to	-7.01%
2014	0.60%	to	0.75%	2,192	2,382.82	to	234.15	1,388,927	2.11%	-11.42%	to	-11.55%
2013	0.60%	to	0.75%	1,920	2,690.01	to	264.73	1,596,456	2.50%	22.54%	to	22.35%
2012	0.60%	to	0.75%	1,971	2,195.28	to	216.37	1,183,652	3.28%	17.89%	to	17.71%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.65%	to	0.75%	15,365	97.64	to	97.38	1,498,513	0.00%	2.27%	to	2.17%
2015	0.65%	to	0.75%	16,650	95.47	to	95.31	1,588,355	7.68%	-4.92%	to	-5.02%
2014	0.65%	to	0.75%	19,188	100.42	to	100.35	1,926,149	-5.23%	0.42%	to	0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016			0.75%	423			137.44	58,136	4.01%			12.34%
2015			0.75%	276			122.34	33,767	2.66%			-6.91%
2014			0.75%	236			131.43	31,018	3.36%			2.08%
2013			0.75%	506			128.75	65,149	13.06%			22.85%
2012			0.75%	294			104.81	30,814	2.77%			14.47%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.60%	to	0.75%	11,523	1,442.39	to	143.23	1,737,854	0.00%	0.15%	to	0.00%
2015	0.60%	to	0.75%	11,718	1,440.16	to	143.22	1,769,503	0.00%	0.60%	to	0.45%
2014	0.60%	to	0.75%	11,752	1,431.56	to	142.58	1,772,333	0.00%	7.39%	to	7.23%
2013	0.60%	to	0.75%	12,184	1,333.04	to	132.97	1,709,007	0.44%	36.19%	to	35.99%
2012	0.60%	to	0.75%	12,309	978.77	to	097.78	1,278,458	0.00%	-2.12%	to	-2.22%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2016	0.60%	to	0.75%	6,397	$2,566.71	to	$251.46	$2,310,004	1.92%	3.70%	to	3.55%
2015	0.60%	to	0.75%	6,932	2,475.10	to	242.85	2,342,441	1.63%	-0.19%	to	-0.34%
2014	0.60%	to	0.75%	6,684	2,479.81	to	243.68	2,382,160	1.46%	7.59%	to	7.43%
2013	0.60%	to	0.75%	6,790	2,304.86	to	226.83	2,652,637	2.03%	19.09%	to	18.91%
2012	0.60%	to	0.75%	7,845	1,935.46	to	190.76	2,439,419	2.53%	12.70%	to	12.53%
Forty Portfolio: Service Shares (JACAS)
2016	0.60%	to	0.75%	14,518	3,109.29	to	304.16	4,689,451	0.87%	1.33%	to	1.18%
2015	0.60%	to	0.75%	14,765	3,068.35	to	300.61	4,809,108	1.24%	11.27%	to	11.10%
2014	0.60%	to	0.75%	14,531	2,757.63	to	270.57	4,294,689	0.03%	7.82%	to	7.66%
2013	0.60%	to	0.75%	17,110	2,557.65	to	251.33	4,681,584	0.59%	30.10%	to	29.91%
2012	0.60%	to	0.75%	18,617	1,965.86	to	193.46	3,946,711	0.57%	23.12%	to	22.93%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.60%	to	0.75%	3,974	2,964.19	to	289.97	1,410,173	0.09%	13.17%	to	13.00%
2015	0.60%	to	0.75%	4,637	2,619.19	to	256.60	1,390,392	0.79%	4.02%	to	3.86%
2014	0.60%	to	0.75%	4,243	2,517.98	to	247.06	1,223,864	0.00%	8.69%	to	8.53%
2013	0.60%	to	0.75%	4,670	2,316.59	to	227.64	1,208,732	0.00%	34.58%	to	34.38%
2012	0.60%	to	0.75%	5,153	1,721.34	to	169.40	949,979	0.00%	18.43%	to	18.26%
Overseas Portfolio: Service Shares (JAIGS)
2016	0.60%	to	0.75%	12,518	1,979.58	to	193.65	2,917,030	4.97%	-7.26%	to	-7.40%
2015	0.60%	to	0.75%	12,859	2,134.64	to	209.13	3,272,698	0.51%	-9.35%	to	-9.49%
2014	0.60%	to	0.75%	16,106	2,354.80	to	231.05	4,413,108	5.84%	-12.63%	to	-12.76%
2013	0.60%	to	0.75%	17,249	2,695.11	to	264.83	5,387,213	3.07%	13.60%	to	13.43%
2012	0.60%	to	0.75%	21,097	2,372.50	to	233.48	5,784,244	0.84%	12.50%	to	12.33%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016	0.60%	to	0.75%	17,028	1,034.87	to	103.21	2,058,222	0.58%	5.44%	to	5.28%
2015	0.60%	to	0.75%	16,995			981.45	1,959,063	0.49%	-1.85%	to	-1.97%	****
Value Series - Initial Class (MVFIC)
2016	0.60%	to	0.75%	8,384	3,319.96	to	325.26	3,269,288	2.15%	13.41%	to	13.24%
2015	0.60%	to	0.75%	8,823	2,927.44	to	287.23	3,001,351	2.34%	-1.33%	to	-1.48%
2014	0.60%	to	0.75%	9,638	2,966.91	to	291.54	3,396,481	1.49%	9.85%	to	9.68%
2013	0.60%	to	0.75%	10,879	2,700.90	to	265.80	3,529,385	1.16%	35.07%	to	34.87%
2012	0.60%	to	0.75%	12,622	1,999.57	to	197.08	2,901,177	1.59%	15.56%	to	15.39%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.60%	to	0.75%	4,059	1,690.68	to	167.39	1,287,398	1.18%	3.22%	to	3.07%
2015	0.60%	to	0.75%	3,849	1,637.92	to	162.41	1,301,836	1.81%	5.68%	to	5.53%
2014	0.60%	to	0.75%	3,372	1,549.83	to	153.90	1,210,137	1.73%	0.53%	to	0.38%
2013	0.60%	to	0.75%	3,744	1,541.69	to	153.32	1,208,461	1.30%	26.87%	to	26.68%
2012	0.60%	to	0.75%	1,863	1,215.17	to	121.03	720,360	1.37%	15.24%	to	15.06%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.60%	to	0.75%	3,881	1,550.67	to	151.92	937,308	1.91%	5.48%	to	5.32%
2015	0.60%	to	0.75%	4,002	1,470.14	to	144.25	832,740	3.44%	-1.25%	to	-1.39%
2014	0.60%	to	0.75%	4,066	1,488.68	to	146.29	815,851	2.83%	7.21%	to	7.05%
2013	0.60%	to	0.75%	4,254	1,388.57	to	136.65	634,893	3.56%	-0.91%	to	-1.06%
2012	0.60%	to	0.75%	4,783	1,401.37	to	138.12	705,801	4.65%	8.78%	to	8.62%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.60%	to	0.75%	401	2,415.47	to	236.65	165,042	5.56%	9.89%	to	9.73%
2015	0.60%	to	0.75%	439	2,197.99	to	215.66	162,885	5.21%	-1.71%	to	-1.85%
2014	0.60%	to	0.75%	571	2,236.16	to	219.74	202,891	5.20%	2.31%	to	2.16%
2013	0.60%	to	0.75%	699	2,185.63	to	215.09	345,980	4.22%	-9.30%	to	-9.43%
2012	0.60%	to	0.75%	871	2,409.61	to	237.49	635,486	2.88%	17.25%	to	17.08%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.60%	to	0.75%	352	3,994.67	to	391.36	635,015	1.38%	6.18%	to	6.02%
2015	0.60%	to	0.75%	430	3,762.33	to	369.15	735,206	1.28%	1.56%	to	1.41%
2014	0.60%	to	0.75%	454	3,704.56	to	364.03	819,649	1.33%	28.95%	to	28.75%
2013	0.60%	to	0.75%	419	2,872.96	to	282.73	576,660	1.20%	1.44%	to	1.29%
2012	0.60%	to	0.75%	463	2,832.08	to	279.13	670,469	1.09%	15.14%	to	14.97%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.60%	to	0.75%	23,162	$2,702.80	to	$267.19	$6,831,912	2.39%	19.72%	to	19.54%
2015	0.60%	to	0.75%	24,656	2,257.61	to	223.51	6,049,823	2.39%	-4.85%	to	-4.99%
2014	0.60%	to	0.75%	27,671	2,372.63	to	235.26	7,135,110	1.95%	12.44%	to	12.27%
2013	0.60%	to	0.75%	31,874	2,110.10	to	209.54	7,264,042	1.86%	31.11%	to	30.91%
2012	0.60%	to	0.75%	34,777	1,609.41	to	160.06	6,068,219	0.98%	13.98%	to	13.80%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016			0.75%	6,430			167.10	1,074,435	1.97%			8.19%
2015			0.75%	6,269			154.45	968,258	1.55%			0.23%
2014			0.75%	5,685			154.10	876,047	0.90%			4.21%
2013			0.75%	3,063			147.88	452,951	1.32%			22.36%
2012			0.75%	3,270			120.85	395,184	1.48%			14.85%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016			0.75%	1,328			124.77	165,688	2.46%			1.89%
2015			0.75%	1,573			122.46	192,624	1.35%			-0.98%
2014			0.75%	1,753			123.66	216,783	1.25%			4.19%
2013			0.75%	2,629			118.69	312,026	1.77%			-3.30%
2012			0.75%	2,664			122.74	326,976	2.04%			4.18%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016			0.75%	8,591			171.39	1,472,413	1.48%			-0.56%
2015			0.75%	8,647			172.35	1,490,348	0.67%			5.75%
2014			0.75%	8,722			162.99	1,421,578	0.71%			1.07%
2013			0.75%	9,225			161.25	1,487,574	0.37%			27.68%
2012			0.75%	10,431			126.30	1,317,390	0.88%			21.17%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016			0.75%	5,758			178.22	1,026,219	0.23%			8.25%
2015			0.75%	5,561			164.64	915,567	0.73%			5.63%
2014			0.75%	5,561			155.86	866,752	0.47%			7.26%
2013			0.75%	8,501			145.31	1,235,312	0.30%			28.64%
2012			0.75%	10,577			112.96	1,194,773	0.23%			16.52%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016			0.75%	4,516			155.68	703,028	1.23%			10.26%
2015			0.75%	4,209			141.19	594,268	0.88%			0.33%
2014			0.75%	4,028			140.72	566,834	0.80%			9.40%
2013			0.75%	3,134			128.63	403,119	1.06%			31.97%
2012			0.75%	2,708			097.46	263,931	1.09%			16.19%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.60%	to	0.75%	6,088	2,274.92	to	222.88	1,504,093	5.67%	13.48%	to	13.31%
2015	0.60%	to	0.75%	6,490	2,004.77	to	196.70	1,433,095	4.64%	-3.19%	to	-3.33%
2014	0.60%	to	0.75%	7,280	2,070.83	to	203.49	1,656,557	4.82%	1.94%	to	1.78%
2013	0.60%	to	0.75%	838	2,031.48	to	199.92	347,405	5.89%	6.43%	to	6.27%
2012	0.60%	to	0.75%	1,019	1,908.72	to	188.12	414,255	7.54%	13.87%	to	13.70%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.60%	to	0.75%	8,479	2,973.53	to	291.32	2,865,935	0.82%	7.07%	to	6.91%
2015	0.60%	to	0.75%	8,965	2,777.09	to	272.48	2,875,486	0.82%	-16.50%	to	-16.62%
2014	0.60%	to	0.75%	9,579	3,325.78	to	326.81	3,673,443	1.27%	-6.07%	to	-6.21%
2013	0.60%	to	0.75%	1,626	3,540.75	to	348.45	1,018,024	1.16%	0.14%	to	-0.01%
2012	0.60%	to	0.75%	1,754	3,535.69	to	348.48	1,084,341	0.46%	16.51%	to	16.34%
NVIT International Equity Fund - Class I (GIG)
2016			0.75%	1,253			093.64	117,328	2.19%			0.12%
2015			0.75%	1,205			093.53	112,701	0.54%			-3.78%
2014			0.75%	1,154			097.20	112,173	-1.75%			-2.80%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.65%	to	0.75%	3,186	89.78	to	89.01	285,257	1.90%	-0.02%	to	-0.12%
2015	0.65%	to	0.75%	3,416	89.79	to	89.11	306,033	0.27%	-3.85%	to	-3.94%
2014	0.65%	to	0.75%	3,707	93.39	to	92.77	345,354	3.78%	-1.36%	to	-1.46%
2013	0.65%	to	0.75%	3,817	94.68	to	94.14	360,616	0.54%	16.80%	to	16.68%
2012	0.65%	to	0.75%	3,957	81.06	to	80.68	320,102	0.58%	14.48%	to	14.36%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.60%	to	0.75%	69,314	$1,549.12	to	$152.91	$14,099,547	0.81%	12.92%	to	12.76%
2015	0.60%	to	0.75%	74,953	1,371.82	to	135.61	13,500,441	0.78%	-1.67%	to	-1.82%
2014	0.60%	to	0.75%	81,163	1,395.14	to	138.13	14,685,682	0.88%	5.96%	to	5.80%
2013	0.60%	to	0.75%	90,758	1,316.65	to	130.55	15,460,936	1.03%	42.96%	to	42.75%
2012	0.60%	to	0.75%	102,131	920.99	to	091.46	11,981,182	1.45%	16.24%	to	16.07%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.65%	to	0.75%	974	171.29	to	169.82	165,582	0.71%	9.40%	to	9.29%
2015	0.65%	to	0.75%	935	156.58	to	155.38	145,433	0.70%	-1.06%	to	-1.16%
2014	0.65%	to	0.75%	1,398	158.26	to	157.21	220,332	0.90%	9.79%	to	9.68%
2013	0.65%	to	0.75%	1,430	144.15	to	143.33	205,420	0.71%	37.65%	to	37.52%
2012	0.65%	to	0.75%	1,783	104.72	to	104.23	186,164	1.13%	10.66%	to	10.55%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016			0.75%	3,289			140.77	462,998	2.50%			7.52%
2015			0.75%	3,115			130.93	407,842	2.76%			-2.31%
2014			0.75%	2,572			134.03	344,713	2.42%			3.69%
2013			0.75%	2,160			129.25	279,179	1.30%			28.68%
2012			0.75%	2,118			100.44	212,737	1.00%			15.35%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016			0.75%	104			137.45	14,295	3.13%			5.49%
2015			0.75%	51			130.29	6,645	1.89%			-1.79%
2014			0.75%	229			132.67	30,382	2.34%			3.68%
2013			0.75%	252			127.96	32,246	1.31%			13.86%
2012			0.75%	414			112.38	46,526	2.33%			10.40%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016			0.75%	279			141.01	39,340	2.78%			6.52%
2015			0.75%	308			132.38	40,772	3.15%			-1.88%
2014			0.75%	319			134.92	43,039	2.66%			3.92%
2013			0.75%	284			129.83	36,871	1.61%			20.54%
2012			0.75%	515			107.71	55,470	1.44%			12.88%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016			0.75%	68			128.03	8,706	2.57%			4.03%
2015			0.75%	71			123.07	8,738	2.16%			-1.39%
2014			0.75%	74			124.80	9,236	2.27%			2.65%
2013			0.75%	76			121.58	9,240	2.82%			4.24%
2012			0.75%	40			116.64	4,665	2.38%			6.77%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016			0.75%	2,162			139.49	301,575	2.76%			6.02%
2015			0.75%	2,456			131.56	323,122	2.46%			-1.72%
2014			0.75%	5,651			133.86	756,445	2.54%			3.88%
2013			0.75%	5,457			128.87	703,223	1.67%			17.10%
2012			0.75%	5,673			110.05	624,320	1.54%			11.61%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016			0.75%	1,300			140.48	182,630	2.50%			6.89%
2015			0.75%	1,791			131.43	235,399	2.86%			-2.16%
2014			0.75%	3,021			134.34	405,843	2.27%			3.88%
2013			0.75%	4,001			129.33	517,441	1.87%			23.43%
2012			0.75%	2,911			104.78	305,019	0.68%			13.81%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016			0.75%	46			135.07	6,213	2.79%			5.21%
2015			0.75%	45			128.38	5,777	2.64%			-1.62%
2014			0.75%	43			130.50	5,611	2.46%			3.39%
2013			0.75%	43			126.21	5,427	0.72%			10.50%
2012			0.75%	316			114.22	36,093	1.00%			9.31%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.65%	to	0.75%	2,177	$135.52	to	$134.36	$293,810	2.95%	4.67%	to	4.56%
2015	0.65%	to	0.75%	2,410	129.48	to	128.49	310,952	3.23%	-1.36%	to	-1.46%
2014	0.65%	to	0.75%	1,707	131.27	to	130.40	223,379	2.60%	4.37%	to	4.27%
2013	0.65%	to	0.75%	2,493	125.77	to	125.06	312,761	2.60%	-2.55%	to	-2.64%
2012	0.65%	to	0.75%	2,646	129.06	to	128.46	340,867	3.17%	7.05%	to	6.95%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016			0.75%	139			143.57	19,956	3.20%			2.93%
2015			0.75%	110			139.49	15,343	1.82%			-1.06%
2014			0.75%	109			140.98	15,367	2.32%			4.30%
2013			0.75%	124			135.17	16,761	1.35%			-2.51%
2012			0.75%	553			138.64	76,668	1.89%			6.58%
NVIT Nationwide Fund - Class IV (TRF4)
2016	0.00%	to	0.75%	58,148	15,589.22	to	513.50	105,888,697	1.43%	11.40%	to	10.57%
2015	0.00%	to	0.75%	63,363	13,994.27	to	464.42	104,294,518	1.22%	0.87%	to	0.11%
2014	0.00%	to	0.75%	69,074	13,873.91	to	463.89	110,907,436	1.16%	12.23%	to	11.39%
2013	0.00%	to	0.75%	75,252	12,361.79	to	416.45	106,519,061	1.33%	31.00%	to	30.03%
2012	0.60%	to	0.75%	82,876	5,962.35	to	320.28	89,075,421	1.43%	13.54%	to	13.36%
NVIT Government Bond Fund - Class I (GBF)
2016			0.75%	3,259			142.26	463,639	1.84%			-0.01%
2015			0.75%	3,351			142.28	476,770	1.69%			-0.86%
2014			0.75%	3,547			143.50	509,009	1.99%			3.79%
2013			0.75%	3,590			138.27	496,379	1.83%			-4.77%
2012			0.75%	3,588			145.20	520,964	2.22%			2.28%
NVIT Government Bond Fund - Class IV (GBF4)
2016	0.00%	to	0.75%	25,298	6,915.28	to	289.77	12,108,128	1.88%	0.74%	to	-0.01%
2015	0.00%	to	0.75%	27,051	6,864.25	to	289.79	13,150,592	1.69%	-0.11%	to	-0.86%
2014	0.00%	to	0.75%	30,776	6,871.82	to	292.29	14,814,759	1.97%	4.58%	to	3.80%
2013	0.00%	to	0.75%	33,377	6,571.04	to	281.60	15,632,469	1.93%	-4.13%	to	-4.85%
2012	0.60%	to	0.75%	35,723	3,792.99	to	295.96	17,753,833	2.16%	2.44%	to	2.29%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.60%	to	0.75%	19,381	2,670.10	to	259.44	5,090,393	1.76%	8.81%	to	8.65%
2015	0.60%	to	0.75%	19,726	2,453.81	to	238.78	4,768,671	1.50%	-1.59%	to	-1.74%
2014	0.60%	to	0.75%	19,107	2,493.47	to	243.00	4,704,068	1.65%	4.36%	to	4.20%
2013	0.60%	to	0.75%	20,608	2,389.35	to	233.21	4,863,570	1.61%	26.49%	to	26.30%
2012	0.60%	to	0.75%	22,491	1,889.03	to	184.65	4,200,717	1.49%	15.21%	to	15.04%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016			0.75%	112	167.65			18,777	1.86%			5.51%
2015			0.75%	115	158.90			18,273	1.48%			-0.92%
2014			0.75%	155	160.37			24,857	2.06%			3.80%
2013			0.75%	113	154.49			17,458	1.56%			12.58%
2012			0.75%	122	137.23			16,743	1.58%			8.57%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016			0.75%	63	193.40			12,184	1.91%			6.94%
2015			0.75%	60	180.86			10,852	1.59%			-1.27%
2014			0.75%	57	183.19			10,442	1.78%			4.43%
2013			0.75%	45	175.43			7,894	1.79%			18.60%
2012			0.75%	43	147.92			6,360	1.79%			11.41%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.60%	to	0.75%	7,526	1,582.20	to	156.46	1,251,820	2.03%	3.64%	to	3.49%
2015	0.60%	to	0.75%	7,367	1,526.60	to	151.19	1,202,723	1.66%	-0.33%	to	-0.48%
2014	0.60%	to	0.75%	9,031	1,531.74	to	151.93	1,454,217	1.60%	3.27%	to	3.11%
2013	0.60%	to	0.75%	13,089	1,483.25	to	147.34	1,945,534	1.49%	4.20%	to	4.05%
2012	0.60%	to	0.75%	17,586	1,423.40	to	141.61	2,505,966	1.55%	4.55%	to	4.39%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	to	0.75%	106,593	$3,874.19	to	$211.40	$37,884,122	1.85%	7.14%	to	6.34%
2015	0.00%	to	0.75%	117,503	3,615.92	to	198.79	38,728,513	1.57%	-0.33%	to	-1.08%
2014	0.00%	to	0.75%	126,560	3,628.06	to	200.95	41,975,373	1.67%	5.18%	to	4.40%
2013	0.00%	to	0.75%	142,974	3,449.34	to	192.49	44,081,150	1.66%	16.63%	to	15.76%
2012	0.60%	to	0.75%	153,614	1,685.19	to	166.29	41,233,824	1.60%	10.15%	to	9.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.60%	to	0.75%	81,799	2,459.73	to	239.76	20,845,469	1.64%	7.83%	to	7.67%
2015	0.60%	to	0.75%	100,406	2,281.04	to	222.67	23,563,170	1.45%	-1.32%	to	-1.47%
2014	0.60%	to	0.75%	107,649	2,311.63	to	226.00	25,611,709	1.62%	4.33%	to	4.17%
2013	0.60%	to	0.75%	115,628	2,215.71	to	216.94	27,519,559	1.74%	21.65%	to	21.46%
2012	0.60%	to	0.75%	122,683	1,821.45	to	178.61	23,128,212	1.62%	13.08%	to	12.91%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.60%	to	0.75%	13,356	1,877.14	to	185.05	2,866,534	1.92%	5.07%	to	4.92%
2015	0.60%	to	0.75%	14,360	1,786.52	to	176.38	2,914,558	1.68%	-0.63%	to	-0.78%
2014	0.60%	to	0.75%	15,002	1,797.82	to	177.76	3,061,629	1.83%	4.11%	to	3.96%
2013	0.60%	to	0.75%	15,416	1,726.80	to	170.99	2,916,599	1.65%	9.83%	to	9.67%
2012	0.60%	to	0.75%	16,600	1,572.19	to	155.92	3,039,975	1.99%	7.39%	to	7.23%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.60%	to	0.75%	10,592	3,995.04	to	391.40	4,669,181	1.24%	19.57%	to	19.39%
2015	0.60%	to	0.75%	11,296	3,341.14	to	327.82	4,233,961	1.07%	-3.12%	to	-3.26%
2014	0.60%	to	0.75%	11,949	3,448.64	to	338.88	4,615,290	1.05%	8.77%	to	8.60%
2013	0.60%	to	0.75%	13,022	3,170.70	to	312.04	4,646,912	1.12%	32.25%	to	32.05%
2012	0.60%	to	0.75%	14,971	2,397.47	to	236.29	3,983,123	1.14%	16.77%	to	16.59%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.65%	to	0.75%	13,348	93.76	to	93.51	1,249,589	1.46%	-2.75%	to	-2.85%
2015	0.65%	to	0.75%	14,057	96.41	to	96.25	1,353,995	0.70%	-1.14%	to	-1.23%
2014	0.65%	to	0.75%	15,969	97.52	to	97.45	1,556,623	-1.06%	-2.48%	to	-2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.60%	to	0.75%	115,368	894.80	to	089.12	13,148,600	3.08%	4.60%	to	4.44%
2015	0.60%	to	0.75%	119,597	855.47	to	085.33	12,970,690	1.20%	-5.69%	to	-5.83%
2014	0.60%	to	0.75%	130,618	907.05	to	090.61	15,013,634	-1.78%	-9.29%	to	-9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2016	0.60%	to	0.75%	11,848	2,983.02	to	287.25	7,450,607	2.96%	4.57%	to	4.42%
2015	0.60%	to	0.75%	13,765	2,852.60	to	275.11	8,203,465	1.13%	-5.66%	to	-5.80%
2014	0.60%	to	0.75%	15,761	3,023.63	to	292.04	9,653,266	4.21%	-10.00%	to	-10.14%
2013	0.60%	to	0.75%	18,063	3,359.76	to	324.99	11,982,767	2.23%	20.73%	to	20.55%
2012	0.60%	to	0.75%	21,290	2,782.94	to	269.60	11,334,206	0.34%	16.45%	to	16.28%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.60%	to	0.75%	24,147	1,881.87	to	158.86	4,008,742	0.85%	1.58%	to	1.43%
2015	0.60%	to	0.75%	24,894	1,852.60	to	156.62	4,091,107	0.46%	2.82%	to	2.66%
2014	0.60%	to	0.75%	27,472	1,801.86	to	152.56	4,376,302	0.48%	9.78%	to	9.61%
2013	0.60%	to	0.75%	31,854	1,641.41	to	139.19	4,611,613	0.76%	33.93%	to	33.73%
2012	0.60%	to	0.75%	33,884	1,225.53	to	104.08	3,755,083	0.48%	15.66%	to	15.48%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.60%	to	0.75%	17,149	1,890.61	to	160.78	2,921,537	1.76%	15.66%	to	15.48%
2015	0.60%	to	0.75%	19,696	1,634.68	to	139.23	2,934,052	1.15%	-3.73%	to	-3.87%
2014	0.60%	to	0.75%	29,349	1,698.03	to	144.84	4,451,301	1.48%	9.86%	to	9.69%
2013	0.60%	to	0.75%	23,337	1,545.67	to	132.04	3,336,876	1.35%	34.63%	to	34.43%
2012	0.60%	to	0.75%	25,563	1,148.10	to	098.23	2,825,919	1.40%	17.10%	to	16.93%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.60%	to	0.75%	190,376	2,541.74	to	160.36	47,110,732	0.00%	5.83%	to	5.67%
2015	0.60%	to	0.75%	205,320	2,401.72	to	151.76	48,093,936	0.00%	-0.78%	to	-0.93%
2014	0.60%	to	0.75%	226,323	2,420.65	to	153.18	52,708,245	0.00%	3.41%	to	3.26%
2013	0.60%	to	0.75%	247,024	2,340.76	to	148.35	55,320,207	0.00%	38.11%	to	37.91%
2012	0.60%	to	0.75%	277,437	1,694.81	to	107.57	44,451,997	0.00%	14.21%	to	14.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.65%	to	0.75%	23,616	$205.44	to	$203.67	$4,823,739	1.29%	16.83%	to	16.72%
2015	0.65%	to	0.75%	31,711	175.84	to	174.50	5,545,642	1.13%	-3.51%	to	-3.61%
2014	0.65%	to	0.75%	35,262	182.25	to	181.04	6,395,581	1.36%	16.26%	to	16.15%
2013	0.65%	to	0.75%	39,246	156.76	to	155.87	6,127,545	1.19%	34.80%	to	34.66%
2012	0.65%	to	0.75%	42,495	116.29	to	115.75	4,925,740	1.13%	15.59%	to	15.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.60%	to	0.75%	6,681	2,525.31	to	247.41	1,857,568	0.00%	7.66%	to	7.50%
2015	0.60%	to	0.75%	7,170	2,345.67	to	230.15	1,850,452	0.00%	0.15%	to	0.00%
2014	0.60%	to	0.75%	9,191	2,342.07	to	230.14	2,323,780	0.00%	2.20%	to	2.04%
2013	0.60%	to	0.75%	8,713	2,291.73	to	225.53	2,173,172	0.00%	43.43%	to	43.21%
2012	0.60%	to	0.75%	9,378	1,597.84	to	157.48	1,625,975	0.00%	12.76%	to	12.59%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2016	0.60%	to	0.75%	45,570	3,431.12	to	333.64	20,310,052	0.65%	25.28%	to	25.09%
2015	0.60%	to	0.75%	50,530	2,738.83	to	266.72	17,873,418	0.67%	-6.66%	to	-6.80%
2014	0.60%	to	0.75%	55,642	2,934.22	to	286.18	21,052,039	0.52%	6.38%	to	6.22%
2013	0.60%	to	0.75%	63,460	2,758.18	to	269.41	22,500,901	0.83%	39.56%	to	39.35%
2012	0.60%	to	0.75%	70,679	1,976.29	to	193.33	17,530,041	0.85%	19.85%	to	19.67%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2016	0.60%	to	0.75%	43,285	3,077.90	to	299.29	17,735,234	0.33%	22.06%	to	21.87%
2015	0.60%	to	0.75%	47,932	2,521.70	to	245.58	16,031,794	0.38%	-2.22%	to	-2.37%
2014	0.60%	to	0.75%	51,975	2,578.99	to	251.53	17,547,815	0.17%	0.21%	to	0.06%
2013	0.60%	to	0.75%	57,570	2,573.49	to	251.37	19,300,812	0.15%	40.11%	to	39.90%
2012	0.60%	to	0.75%	65,481	1,836.80	to	179.68	15,672,845	0.15%	14.82%	to	14.64%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.60%	to	0.75%	6,781	1,708.29	to	167.36	1,371,937	3.18%	8.00%	to	7.84%
2015	0.60%	to	0.75%	7,379	1,581.77	to	155.20	1,394,431	1.82%	-3.47%	to	-3.62%
2014	0.60%	to	0.75%	8,671	1,638.65	to	161.02	1,706,653	3.05%	3.26%	to	3.11%
2013	0.60%	to	0.75%	8,969	1,586.88	to	156.17	1,742,473	3.39%	-1.72%	to	-1.86%
2012	0.60%	to	0.75%	9,545	1,614.59	to	159.13	2,003,455	2.67%	11.58%	to	11.41%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2016	0.60%	to	0.75%	157,892	6,408.14	to	618.70	137,249,218	1.82%	10.93%	to	10.76%
2015	0.60%	to	0.75%	173,137	5,776.91	to	558.59	134,486,016	1.80%	0.57%	to	0.42%
2014	0.60%	to	0.75%	187,921	5,744.26	to	556.26	144,610,186	1.81%	12.61%	to	12.44%
2013	0.60%	to	0.75%	204,323	5,100.92	to	494.71	138,451,521	1.86%	31.29%	to	31.09%
2012	0.60%	to	0.75%	226,237	3,885.38	to	377.38	116,897,900	1.85%	15.04%	to	14.87%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.65%	to	0.75%	8,761	111.10	to	110.15	969,069	1.52%	1.83%	to	1.73%
2015	0.65%	to	0.75%	10,283	109.11	to	108.27	1,117,311	1.64%	-0.99%	to	-1.09%
2014	0.65%	to	0.75%	10,096	110.20	to	109.46	1,108,216	0.89%	-0.16%	to	-0.26%
2013	0.65%	to	0.75%	12,037	110.37	to	109.74	1,324,588	1.03%	-0.54%	to	-0.64%
2012	0.65%	to	0.75%	12,361	110.97	to	110.45	1,367,890	1.09%	2.85%	to	2.75%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.60%	to	0.75%	336,505	2,550.69	to	252.15	112,751,979	0.78%	3.01%	to	2.86%
2015	0.60%	to	0.75%	297,322	2,476.06	to	245.14	96,730,912	0.62%	4.46%	to	4.31%
2014	0.60%	to	0.75%	329,574	2,370.25	to	235.02	102,822,228	0.71%	8.15%	to	7.99%
2013	0.60%	to	0.75%	369,714	2,191.65	to	217.64	106,409,853	0.78%	35.89%	to	35.68%
2012	0.60%	to	0.75%	411,546	1,612.87	to	160.40	87,824,532	0.70%	17.97%	to	17.80%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.60%	to	0.75%	1,475	1,161.84	to	146.88	255,527	2.06%	0.51%	to	0.36%
2015	0.60%	to	0.75%	1,552	1,155.92	to	146.35	274,940	2.05%	-4.48%	to	-4.62%
2014	0.60%	to	0.75%	1,332	1,210.10	to	153.44	244,224	3.57%	-8.70%	to	-8.83%
2013	0.60%	to	0.75%	1,204	1,325.36	to	168.31	198,796	1.96%	19.38%	to	19.20%
2012			0.75%	953			141.20	134,566	2.91%			18.67%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2016	0.60%	to	0.75%	44,926	$2,519.07	to	$244.95	$15,420,627	2.71%	17.19%	to	17.01%
2015	0.60%	to	0.75%	49,380	2,149.64	to	209.34	14,551,912	1.55%	-6.86%	to	-7.00%
2014	0.60%	to	0.75%	54,234	2,307.85	to	225.09	17,157,897	1.70%	8.56%	to	8.39%
2013	0.60%	to	0.75%	59,533	2,125.97	to	207.66	17,230,712	0.00%	34.83%	to	34.63%
2012	0.60%	to	0.75%	70,875	1,576.79	to	154.25	14,900,315	1.22%	17.76%	to	17.58%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.65%	to	0.75%	28,267	151.26	to	149.95	4,249,736	2.09%	6.65%	to	6.55%
2015	0.65%	to	0.75%	28,235	141.82	to	140.74	3,982,391	2.65%	-5.97%	to	-6.06%
2014	0.65%	to	0.75%	28,457	150.83	to	149.83	4,271,963	3.05%	28.05%	to	27.92%
2013	0.65%	to	0.75%	30,682	117.79	to	117.12	3,598,835	1.47%	2.38%	to	2.28%
2012	0.65%	to	0.75%	32,024	115.05	to	114.52	3,671,963	1.07%	15.03%	to	14.92%
NVIT Money Market Fund - Class IV (SAM4)
2016	0.00%	to	0.75%	132,010	3,297.58	to	159.07	29,579,931	0.01%	0.01%	to	-0.74%
2015	0.00%	to	0.75%	127,112	3,297.33	to	160.26	28,267,743	0.00%	0.00%	to	-0.75%
2014	0.00%	to	0.75%	133,947	3,297.33	to	161.47	29,701,311	0.00%	0.00%	to	-0.75%
2013	0.00%	to	0.75%	150,332	3,297.33	to	162.69	33,501,766	0.00%	0.00%	to	-0.75%
2012	0.60%	to	0.75%	172,313	2,276.96	to	163.92	37,857,180	0.00%	-0.60%	to	-0.75%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.60%	to	0.75%	29,493	1,801.49	to	174.13	7,215,219	1.19%	0.62%	to	0.46%
2015	0.60%	to	0.75%	30,470	1,790.47	to	173.32	7,465,305	1.45%	-0.42%	to	-0.56%
2014	0.60%	to	0.75%	34,028	1,797.94	to	174.31	8,361,845	1.70%	0.01%	to	-0.14%
2013	0.60%	to	0.75%	35,948	1,797.79	to	174.55	8,865,858	2.16%	0.01%	to	-0.13%
2012	0.60%	to	0.75%	35,997	1,797.53	to	174.79	8,750,469	2.97%	3.98%	to	3.82%
International Portfolio - S Class Shares (AMINS)
2013			0.75%	18			150.96	2,717	1.44%			16.95%
2012			0.75%	17			129.07	2,194	0.81%			17.59%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.60%	to	0.75%	152	3,467.89	to	339.75	161,127	0.00%	3.77%	to	3.62%
2015	0.60%	to	0.75%	196	3,341.83	to	327.89	202,580	0.00%	0.67%	to	0.52%
2014	0.60%	to	0.75%	179	3,319.61	to	326.20	229,015	0.00%	6.94%	to	6.78%
2013	0.60%	to	0.75%	545	3,104.25	to	305.50	303,634	0.00%	31.82%	to	31.62%
2012	0.60%	to	0.75%	565	2,354.92	to	232.10	252,139	0.00%	11.74%	to	11.57%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.60%	to	0.75%	4,464	993.04	to	099.13	525,829	0.00%	3.54%	to	3.39%
2015	0.60%	to	0.75%	5,007	959.08	to	095.89	565,579	0.00%	-4.09%	to	-4.11%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	0.60%	to	0.75%	1,830	2,232.59	to	217.09	2,894,700	0.77%	26.61%	to	26.42%
2015	0.60%	to	0.75%	2,301	1,763.41	to	171.73	2,593,260	0.76%	-12.33%	to	-12.46%
2014	0.60%	to	0.75%	2,406	2,011.47	to	196.18	3,193,130	0.70%	9.20%	to	9.03%
2013	0.60%	to	0.75%	3,218	1,842.09	to	179.93	3,359,651	1.19%	30.35%	to	30.16%
2012	0.60%	to	0.75%	3,452	1,413.16	to	138.24	2,784,832	0.42%	15.90%	to	15.73%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.60%	to	0.75%	2,032	2,949.65	to	288.98	782,357	0.70%	9.21%	to	9.04%
2015	0.60%	to	0.75%	2,100	2,700.99	to	265.02	749,653	0.56%	-1.06%	to	-1.21%
2014	0.60%	to	0.75%	2,232	2,729.90	to	268.25	813,207	0.38%	9.72%	to	9.56%
2013	0.60%	to	0.75%	2,349	2,488.03	to	244.85	782,015	0.70%	36.78%	to	36.58%
2012	0.60%	to	0.75%	2,447	1,819.00	to	179.28	604,430	0.23%	10.31%	to	10.15%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.60%	to	0.75%	7,692	2,803.26	to	274.64	2,552,768	1.00%	10.64%	to	10.47%
2015	0.60%	to	0.75%	7,879	2,533.76	to	248.61	2,422,642	1.39%	1.09%	to	0.94%
2014	0.60%	to	0.75%	8,860	2,506.36	to	246.29	2,645,344	1.30%	8.89%	to	8.72%
2013	0.60%	to	0.75%	9,101	2,301.81	to	226.53	2,920,455	1.41%	34.16%	to	33.96%
2012	0.60%	to	0.75%	9,049	1,715.75	to	169.10	1,722,023	1.58%	16.82%	to	16.64%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.60%	to	0.75%	5,947	4,272.47	to	418.58	3,002,120	0.62%	24.34%	to	24.16%
2015	0.60%	to	0.75%	6,327	3,436.05	to	337.14	2,666,905	0.78%	-6.05%	to	-6.19%
2014	0.60%	to	0.75%	7,462	3,657.36	to	359.39	3,299,322	0.70%	8.54%	to	8.38%
2013	0.60%	to	0.75%	8,075	3,369.44	to	331.60	3,270,275	0.66%	37.23%	to	37.03%
2012	0.60%	to	0.75%	8,206	2,455.28	to	241.99	2,412,011	0.54%	18.04%	to	17.86%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Income & Growth Fund - Class I (ACVIG)
2016	0.60%	to	0.75%	6,812	$2,717.99	to	$260.50	$1,917,643	2.38%	12.81%	to	12.64%
2015	0.60%	to	0.75%	6,911	2,409.44	to	231.27	1,749,786	2.09%	-6.19%	to	-6.33%
2014	0.60%	to	0.75%	7,594	2,568.29	to	246.89	2,031,969	2.06%	11.83%	to	11.66%
2013	0.60%	to	0.75%	7,219	2,296.60	to	221.10	1,718,552	2.25%	35.01%	to	34.81%
2012	0.60%	to	0.75%	7,703	1,701.07	to	164.01	1,356,334	2.09%	14.06%	to	13.88%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.60%	to	0.75%	8,308	1,497.04	to	146.66	1,396,960	1.84%	3.76%	to	3.61%
2015	0.60%	to	0.75%	8,835	1,442.73	to	141.55	1,489,881	2.12%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	11,582	1,488.13	to	146.22	2,004,412	1.29%	2.68%	to	2.53%
2013	0.60%	to	0.75%	12,680	1,449.27	to	142.62	2,092,601	1.64%	-9.03%	to	-9.16%
2012	0.60%	to	0.75%	17,193	1,593.07	to	157.00	3,057,694	2.37%	6.74%	to	6.58%
VP International Fund - Class I (ACVI)
2016	0.60%	to	0.75%	122	1,752.86	to	171.47	208,934	1.06%	-6.06%	to	-6.20%
2015	0.60%	to	0.75%	135	1,865.98	to	182.81	236,759	0.39%	0.16%	to	0.01%
2014	0.60%	to	0.75%	227	1,863.09	to	182.80	280,096	1.83%	-6.07%	to	-6.21%
2013	0.60%	to	0.75%	286	1,983.52	to	194.91	366,963	1.63%	21.68%	to	21.50%
2012	0.60%	to	0.75%	306	1,630.14	to	160.42	298,941	0.79%	20.44%	to	20.25%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.65%	to	0.75%	5,088	306.44	to	302.89	1,551,445	1.71%	22.06%	to	21.94%
2015	0.65%	to	0.75%	4,416	251.06	to	248.39	1,103,608	1.65%	-2.07%	to	-2.17%
2014	0.65%	to	0.75%	4,736	256.37	to	253.90	1,208,983	1.20%	15.67%	to	15.55%
2013	0.65%	to	0.75%	5,341	221.64	to	219.73	1,178,884	1.23%	29.27%	to	29.14%
2012	0.65%	to	0.75%	5,224	171.45	to	170.14	891,956	2.02%	15.57%	to	15.46%
VP Ultra(R) Fund - Class I (ACVU1)
2016			0.60%	38			2,163.29	82,205	0.33%			3.82%
2015			0.60%	40			2,083.64	83,346	0.43%			5.64%
2014			0.60%	38			1,972.48	74,954	0.21%			9.34%
2013	0.60%	to	0.75%	22	1,804.04	to	177.27	29,929	0.59%	36.25%	to	36.05%
2012	0.60%	to	0.75%	34	1,324.02	to	130.30	34,143	0.00%	13.24%	to	13.07%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.60%	to	0.75%	25,342	4,252.96	to	413.19	11,098,827	0.92%	24.98%	to	24.79%
2015	0.60%	to	0.75%	25,842	3,403.01	to	331.11	9,111,839	0.75%	-2.91%	to	-3.06%
2014	0.60%	to	0.75%	27,539	3,505.14	to	341.56	10,087,017	0.58%	4.49%	to	4.34%
2013	0.60%	to	0.75%	28,636	3,354.43	to	327.36	9,960,289	1.06%	39.87%	to	39.66%
2012	0.60%	to	0.75%	29,851	2,398.20	to	234.39	7,388,329	0.44%	15.05%	to	14.87%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.60%	to	0.75%	11,177	2,142.83	to	209.62	2,542,378	1.63%	7.26%	to	7.10%
2015	0.60%	to	0.75%	11,908	1,997.79	to	195.72	2,523,539	1.69%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	13,438	2,060.68	to	202.19	2,934,777	1.83%	7.44%	to	7.28%
2013	0.60%	to	0.75%	14,945	1,917.89	to	188.46	3,076,647	1.96%	20.38%	to	20.20%
2012	0.60%	to	0.75%	15,700	1,593.21	to	156.79	2,793,801	3.61%	9.77%	to	9.60%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016	0.60%	to	0.75%	1,543	2,390.60	to	234.21	764,785	0.00%	16.37%	to	16.20%
2015	0.60%	to	0.75%	1,654	2,054.27	to	201.56	712,907	0.00%	-2.86%	to	-3.01%
2014	0.60%	to	0.75%	1,765	2,114.78	to	207.81	750,035	0.00%	0.99%	to	0.84%
2013	0.60%	to	0.75%	2,088	2,094.12	to	206.09	838,428	0.00%	47.66%	to	47.44%
2012	0.60%	to	0.75%	1,728	1,418.20	to	139.78	320,631	0.00%	19.84%	to	19.66%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2016	0.60%	to	0.75%	544	1,519.57	to	148.87	88,048	1.78%	-4.77%	to	-4.91%
2015	0.60%	to	0.75%	557	1,595.67	to	156.56	94,611	1.70%	-6.85%	to	-6.99%
2014	0.60%	to	0.75%	591	1,713.01	to	168.33	109,142	1.73%	-1.56%	to	-1.71%
2013	0.60%	to	0.75%	599	1,740.16	to	171.25	112,384	1.04%	15.76%	to	15.58%
2012	0.60%	to	0.75%	591	1,503.30	to	148.17	95,709	0.55%	9.51%	to	9.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2016	0.60%	to	0.75%	11,776	$1,595.59	to	$161.70	$2,196,112	3.62%	3.20%	to	3.05%
2015	0.60%	to	0.75%	12,513	1,546.04	to	156.91	2,257,572	3.78%	-0.84%	to	-0.99%
2014	0.60%	to	0.75%	12,420	1,559.14	to	158.48	2,326,764	3.84%	3.17%	to	3.02%
2013	0.60%	to	0.75%	13,941	1,511.21	to	153.84	2,618,615	4.24%	0.43%	to	0.28%
2012	0.60%	to	0.75%	15,521	1,504.73	to	153.41	2,749,233	4.03%	9.06%	to	8.90%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.60%	to	0.75%	102,190	5,914.14	to	571.00	86,168,303	2.30%	17.31%	to	17.14%
2015	0.60%	to	0.75%	111,476	5,041.31	to	487.46	80,233,611	3.10%	-4.54%	to	-4.68%
2014	0.60%	to	0.75%	123,782	5,281.01	to	511.40	92,695,125	2.77%	8.07%	to	7.91%
2013	0.60%	to	0.75%	136,521	4,886.76	to	473.93	94,397,820	2.48%	27.38%	to	27.19%
2012	0.60%	to	0.75%	150,011	3,836.32	to	372.62	81,967,981	3.05%	16.60%	to	16.43%
High Income Portfolio - Initial Class (FHIP)
2016	0.60%	to	0.75%	25,530	3,017.74	to	282.65	10,464,729	4.63%	13.92%	to	13.75%
2015	0.60%	to	0.75%	30,319	2,648.89	to	248.48	10,722,521	7.16%	-4.20%	to	-4.35%
2014	0.60%	to	0.75%	14,509	2,765.12	to	259.77	7,569,002	5.70%	0.55%	to	0.40%
2013	0.60%	to	0.75%	14,624	2,749.99	to	258.74	7,765,711	5.46%	5.31%	to	5.16%
2012	0.60%	to	0.75%	17,236	2,611.25	to	246.05	8,853,867	5.62%	13.54%	to	13.37%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.60%	to	0.75%	47,539	3,649.62	to	352.37	26,868,964	1.48%	2.46%	to	2.30%
2015	0.60%	to	0.75%	51,051	3,562.13	to	344.43	28,102,945	1.55%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	55,426	3,578.49	to	346.53	30,545,911	1.48%	5.20%	to	5.04%
2013	0.60%	to	0.75%	59,764	3,401.61	to	329.90	31,049,343	1.56%	15.01%	to	14.84%
2012	0.60%	to	0.75%	64,290	2,957.55	to	287.26	29,409,345	1.49%	11.81%	to	11.64%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.65%	to	0.75%	7,760	194.08	to	191.83	1,494,099	0.49%	32.64%	to	32.51%
2015	0.65%	to	0.75%	8,251	146.32	to	144.77	1,198,999	0.88%	-21.26%	to	-21.34%
2014	0.65%	to	0.75%	8,588	185.83	to	184.05	1,585,713	0.65%	-13.33%	to	-13.42%
2013	0.65%	to	0.75%	8,567	214.42	to	212.57	1,826,336	0.69%	23.34%	to	23.22%
2012	0.65%	to	0.75%	10,390	173.84	to	172.51	1,797,577	0.78%	4.05%	to	3.95%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016			0.75%	22,597			256.51	5,796,286	2.26%			17.02%
2015			0.75%	24,034			219.19	5,268,049	3.13%			-4.81%
2014			0.75%	24,422			230.26	5,623,304	2.81%			7.83%
2013			0.75%	25,465			213.53	5,437,445	2.51%			27.06%
2012			0.75%	25,858			168.06	4,345,627	3.17%			16.31%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.65%	to	0.75%	685	173.28	to	171.27	118,286	1.09%	4.60%	to	4.49%
2015	0.65%	to	0.75%	1,255	165.66	to	163.91	206,715	1.45%	-0.96%	to	-1.06%
2014	0.65%	to	0.75%	1,739	167.26	to	165.66	288,919	1.53%	3.67%	to	3.57%
2013	0.65%	to	0.75%	1,796	161.34	to	159.95	288,021	1.09%	12.66%	to	12.55%
2012	0.65%	to	0.75%	5,273	143.21	to	142.12	753,672	1.76%	10.96%	to	10.85%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.65%	to	0.75%	10,368	180.79	to	178.69	1,863,819	1.44%	5.36%	to	5.25%
2015	0.65%	to	0.75%	10,845	171.60	to	169.78	1,851,269	1.75%	-1.01%	to	-1.11%
2014	0.65%	to	0.75%	11,233	173.35	to	171.68	1,937,606	1.61%	3.99%	to	3.88%
2013	0.65%	to	0.75%	10,854	166.71	to	165.27	1,801,015	1.70%	15.20%	to	15.09%
2012	0.65%	to	0.75%	12,820	144.71	to	143.60	1,846,144	1.94%	12.45%	to	12.34%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.65%	to	0.75%	10,771	189.59	to	187.39	2,021,618	1.37%	5.83%	to	5.73%
2015	0.65%	to	0.75%	11,209	179.14	to	177.24	1,989,714	1.61%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	11,624	180.92	to	179.18	2,086,187	1.53%	4.18%	to	4.08%
2013	0.65%	to	0.75%	11,010	173.66	to	172.16	1,898,332	1.73%	20.71%	to	20.59%
2012	0.65%	to	0.75%	10,016	143.86	to	142.77	1,431,901	2.05%	14.73%	to	14.62%
VIP Growth Portfolio - Initial Class (FGP)
2016	0.60%	to	0.75%	149,809	5,468.72	to	527.99	117,428,257	0.04%	0.20%	to	0.05%
2015	0.60%	to	0.75%	161,952	5,457.84	to	527.73	126,549,684	0.26%	6.53%	to	6.37%
2014	0.60%	to	0.75%	177,709	5,123.12	to	496.11	129,569,961	0.18%	10.63%	to	10.47%
2013	0.60%	to	0.75%	196,502	4,630.78	to	449.11	127,990,257	0.29%	35.52%	to	35.32%
2012	0.60%	to	0.75%	216,881	3,417.03	to	331.89	104,283,398	0.58%	14.00%	to	13.83%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth Portfolio - Service Class (FGS)
2016			0.75%	12,796			$263.16	$3,367,400	0.00%			-0.04%
2015			0.75%	12,886			263.26	3,392,335	0.17%			6.25%
2014			0.75%	13,095			247.77	3,244,487	0.09%			10.36%
2013			0.75%	14,230			224.51	3,194,802	0.19%			35.19%
2012			0.75%	15,108			166.08	2,509,079	0.51%			13.69%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2016	0.60%	to	0.75%	60,701	2,999.73	to	289.95	23,385,639	2.33%	4.12%	to	3.96%
2015	0.60%	to	0.75%	64,649	2,881.13	to	278.90	23,712,782	2.49%	-1.19%	to	-1.34%
2014	0.60%	to	0.75%	71,593	2,915.83	to	282.69	26,575,127	2.09%	5.19%	to	5.04%
2013	0.60%	to	0.75%	81,346	2,771.84	to	269.13	28,391,507	2.20%	-2.37%	to	-2.51%
2012	0.60%	to	0.75%	87,058	2,838.98	to	276.06	32,793,519	2.20%	5.26%	to	5.11%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016			0.75%	10,031			162.09	1,625,952	2.38%			3.85%
2015			0.75%	9,704			156.09	1,514,660	2.54%			-1.45%
2014			0.75%	9,697			158.38	1,535,800	2.17%			4.96%
2013			0.75%	9,786			150.89	1,476,602	2.28%			-2.62%
2012			0.75%	9,601			154.95	1,487,703	2.21%			4.98%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.60%	to	0.75%	20,503	4,434.72	to	434.47	10,646,363	0.42%	11.44%	to	11.28%
2015	0.60%	to	0.75%	22,396	3,979.33	to	390.44	10,690,094	0.39%	-2.09%	to	-2.24%
2014	0.60%	to	0.75%	24,912	4,064.23	to	399.37	12,189,645	0.16%	5.56%	to	5.40%
2013	0.60%	to	0.75%	26,881	3,850.12	to	378.90	12,669,390	0.41%	35.25%	to	35.05%
2012	0.60%	to	0.75%	30,197	2,846.70	to	280.57	10,529,612	0.50%	14.06%	to	13.89%
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.60%	to	0.75%	81,181	2,429.86	to	234.87	27,184,186	1.43%	-5.63%	to	-5.77%
2015	0.60%	to	0.75%	84,065	2,574.80	to	249.25	30,029,665	1.66%	3.00%	to	2.85%
2014	0.60%	to	0.75%	20,601	2,499.69	to	242.34	11,108,826	1.25%	-8.63%	to	-8.76%
2013	0.60%	to	0.75%	24,534	2,735.69	to	265.62	14,010,407	1.35%	29.66%	to	29.46%
2012	0.60%	to	0.75%	28,954	2,109.95	to	205.17	12,275,875	1.90%	20.02%	to	19.84%
VIP Overseas Portfolio - Service Class (FOS)
2016			0.75%	14,103			220.40	3,108,309	1.37%			-5.83%
2015			0.75%	13,595			234.04	3,181,797	1.85%			2.72%
2014			0.75%	192			227.85	43,747	1.14%			-8.85%
2013			0.75%	234			249.96	58,492	1.26%			29.40%
2012			0.75%	275			193.17	53,121	1.79%			19.64%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.60%	to	0.75%	6,009	3,284.75	to	321.81	2,318,246	1.04%	8.83%	to	8.66%
2015	0.60%	to	0.75%	6,296	3,018.36	to	296.15	2,272,177	1.02%	-3.63%	to	-3.78%
2014	0.60%	to	0.75%	6,731	3,132.20	to	307.79	2,508,378	0.97%	6.05%	to	5.90%
2013	0.60%	to	0.75%	6,902	2,953.40	to	290.65	2,369,544	0.82%	29.66%	to	29.47%
2012	0.60%	to	0.75%	7,354	2,277.72	to	224.49	1,940,867	0.45%	26.34%	to	26.15%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.60%	to	0.75%	37,992	2,549.06	to	249.36	10,093,141	1.06%	-0.52%	to	-0.66%
2015	0.60%	to	0.75%	39,023	2,562.25	to	251.02	10,512,968	1.31%	3.32%	to	3.17%
2014	0.60%	to	0.75%	42,745	2,479.86	to	243.32	11,115,715	1.51%	1.68%	to	1.53%
2013	0.60%	to	0.75%	2,406	2,438.88	to	239.66	1,141,093	1.39%	26.55%	to	26.36%
2012	0.60%	to	0.75%	2,710	1,927.28	to	189.67	1,145,985	2.04%	20.54%	to	20.36%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.60%	to	0.75%	16,317	2,390.51	to	233.85	4,058,172	0.99%	10.95%	to	10.79%
2015	0.60%	to	0.75%	17,033	2,154.56	to	211.08	3,815,710	0.82%	2.71%	to	2.56%
2014	0.60%	to	0.75%	11,667	2,097.71	to	205.82	2,624,144	0.81%	10.04%	to	9.88%
2013	0.60%	to	0.75%	12,146	1,906.30	to	187.32	2,488,123	1.10%	30.99%	to	30.79%
2012	0.60%	to	0.75%	13,720	1,455.36	to	143.22	2,128,724	0.94%	16.17%	to	16.00%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.60%	to	0.75%	2,838	$4,057.98	to	$397.57	$1,241,947	0.52%	17.35%	to	17.17%
2015	0.60%	to	0.75%	3,100	3,458.06	to	339.30	1,161,152	0.84%	-6.46%	to	-6.60%
2014	0.60%	to	0.75%	3,566	3,696.96	to	363.28	1,489,317	0.87%	11.26%	to	11.10%
2013	0.60%	to	0.75%	3,875	3,322.69	to	326.99	1,390,815	0.93%	40.17%	to	39.96%
2012	0.60%	to	0.75%	4,172	2,370.44	to	233.63	1,094,143	0.58%	17.28%	to	17.10%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.60%	to	0.75%	4,311	1,061.64	to	105.50	485,883	4.97%	5.90%	to	5.74%
2015	0.60%	to	0.75%	4,481	1,002.52	to	099.77	492,523	5.86%	-2.85%	to	-2.99%
2014	0.60%	to	0.75%	4,241	1,031.88	to	102.85	485,673	4.01%	2.22%	to	2.07%
2013	0.60%	to	0.75%	5,045	1,009.43	to	100.76	554,909	4.96%	-0.73%	to	-0.88%
2012	0.60%	to	0.75%	4,550	1,016.85	to	101.66	494,602	0.00%	1.69%	to	1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016			0.75%	1,079			116.60	125,812	1.21%			2.24%
2015			0.75%	1,064			114.05	121,350	1.47%			-7.78%
2014			0.75%	1,585			123.67	196,019	2.09%			-0.35%
2013			0.75%	1,694			124.11	210,238	1.79%			-7.17%
2012			0.75%	1,736			133.70	232,104	5.31%			4.71%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016			0.75%	2,881			120.37	346,790	1.48%			0.65%
2015			0.75%	2,303			119.60	275,431	3.23%			-0.44%
2014			0.75%	3,142			120.13	377,446	1.12%			0.09%
2013			0.75%	4,193			120.02	503,237	1.45%			-0.88%
2012			0.75%	4,773			121.09	577,942	1.93%			5.06%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.60%	to	0.75%	4,127	1,128.89	to	111.93	778,862	2.09%	2.07%	to	1.92%
2015	0.60%	to	0.75%	4,391	1,105.98	to	109.82	792,645	4.79%	-0.17%	to	-0.32%
2014	0.60%	to	0.75%	4,885	1,107.83	to	110.17	980,569	2.17%	3.65%	to	3.49%
2013	0.60%	to	0.75%	5,114	1,068.87	to	106.46	1,039,886	2.20%	-2.54%	to	-2.69%
2012	0.60%	to	0.75%	6,311	1,096.77	to	109.40	1,252,931	2.64%	8.94%	to	8.78%
VT Growth & Income Fund: Class IB (PVGIB)
2016	0.60%	to	0.75%	1,372	2,408.61	to	235.97	381,778	1.61%	14.33%	to	14.16%
2015	0.60%	to	0.75%	1,485	2,106.70	to	206.70	312,052	1.89%	-8.08%	to	-8.22%
2014	0.60%	to	0.75%	1,605	2,291.90	to	225.21	369,116	1.15%	10.07%	to	9.91%
2013	0.60%	to	0.75%	1,319	2,082.21	to	204.92	276,203	1.66%	34.87%	to	34.66%
2012	0.60%	to	0.75%	1,456	1,543.91	to	152.17	227,520	1.67%	18.42%	to	18.24%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.60%	to	0.75%	3,009	1,013.70	to	101.35	367,024	0.00%	1.37%	to	1.35%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	0.60%	to	0.75%	164	1,931.34	to	189.22	74,830	3.63%	-3.04%	to	-3.18%
2015	0.60%	to	0.75%	172	1,991.80	to	195.43	71,589	1.81%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	183	2,000.97	to	196.63	75,922	0.92%	-7.34%	to	-7.47%
2013	0.60%	to	0.75%	200	2,159.37	to	212.51	85,585	1.81%	27.30%	to	27.11%
2012	0.60%	to	0.75%	349	1,696.22	to	167.18	278,885	1.83%	21.19%	to	21.00%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.60%	to	0.75%	1,427	2,350.24	to	230.60	402,544	1.18%	-6.67%	to	-6.81%
2014	0.60%	to	0.75%	1,835	2,518.32	to	247.46	535,231	0.70%	9.06%	to	8.90%
2013	0.60%	to	0.75%	2,616	2,309.01	to	227.24	935,631	0.75%	42.87%	to	42.65%
2012	0.60%	to	0.75%	3,332	1,616.21	to	159.29	725,332	0.34%	13.54%	to	13.37%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.60%	to	0.75%	1,611	1,547.11	to	153.63	271,357	0.00%	1.66%	to	1.51%
2015	0.60%	to	0.75%	1,624	1,521.89	to	151.35	272,084	0.00%	4.38%	to	4.22%
2014	0.60%	to	0.75%	1,798	1,458.04	to	145.22	287,427	0.04%	7.79%	to	7.63%
2013	0.60%	to	0.75%	1,685	1,352.66	to	134.93	252,871	0.42%	39.30%	to	39.09%
2012	0.60%	to	0.75%	2,435	971.05	to	097.01	258,093	0.00%	-2.89%	to	-2.99%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI Value Opportunities Fund - Series I Shares (AVBVI)
2016	0.60%	to	0.75%	172	$2,148.94	to	$210.53	$204,853	0.41%	17.63%	to	17.45%
2015	0.60%	to	0.75%	194	1,826.87	to	179.25	178,297	2.82%	-10.94%	to	-11.07%
2014	0.60%	to	0.75%	88	2,051.30	to	201.57	174,763	1.44%	5.98%	to	5.82%
2013	0.60%	to	0.75%	87	1,935.53	to	190.48	163,156	1.45%	32.95%	to	32.76%
2012	0.60%	to	0.75%	123	1,455.78	to	143.48	171,330	1.54%	17.00%	to	16.82%
Health Sciences Portfolio - II (TRHS2)
2016	0.65%	to	0.75%	7,679	292.13	to	290.19	2,236,468	0.00%	-11.29%	to	-11.38%
2015	0.65%	to	0.75%	8,786	329.32	to	327.46	2,886,811	0.00%	11.74%	to	11.63%
2014	0.65%	to	0.75%	5,939	294.71	to	293.34	1,747,073	0.00%	30.37%	to	30.24%
2013	0.65%	to	0.75%	4,669	226.05	to	225.23	1,053,813	0.00%	49.54%	to	49.39%
2012	0.65%	to	0.75%	2,837	151.17	to	150.77	428,264	0.00%	30.15%	to	30.02%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.60%	to	0.75%	11,036	2,242.05	to	216.71	3,594,285	0.00%	5.79%	to	5.63%
2015	0.60%	to	0.75%	12,101	2,119.39	to	205.16	3,821,264	6.87%	-13.61%	to	-13.74%
2014	0.60%	to	0.75%	13,872	2,453.20	to	237.83	5,095,906	5.20%	1.57%	to	1.42%
2013	0.60%	to	0.75%	15,275	2,415.21	to	234.50	5,773,885	2.35%	-9.71%	to	-9.85%
2012	0.60%	to	0.75%	16,797	2,675.00	to	260.12	7,188,903	1.14%	4.92%	to	4.76%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.60%	to	0.75%	39,108	2,838.44	to	275.18	16,372,640	0.47%	-0.49%	to	-0.64%
2015	0.60%	to	0.75%	42,148	2,852.55	to	276.96	17,670,341	0.55%	-14.51%	to	-14.63%
2014	0.60%	to	0.75%	44,943	3,336.58	to	324.44	22,191,119	0.52%	-1.01%	to	-1.16%
2013	0.60%	to	0.75%	49,935	3,370.63	to	328.25	24,844,261	1.54%	11.35%	to	11.18%
2012	0.60%	to	0.75%	54,894	3,027.06	to	295.23	24,594,686	0.00%	29.03%	to	28.84%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.60%	to	0.75%	12,527	3,710.23	to	358.62	6,855,551	0.40%	42.85%	to	42.64%
2015	0.60%	to	0.75%	14,384	2,597.25	to	251.42	5,475,675	0.03%	-33.84%	to	-33.94%
2014	0.60%	to	0.75%	15,713	3,926.00	to	380.61	9,164,631	0.09%	-19.59%	to	-19.71%
2013	0.60%	to	0.75%	18,454	4,882.31	to	474.04	13,429,427	0.72%	9.87%	to	9.71%
2012	0.60%	to	0.75%	21,830	4,443.60	to	432.09	14,876,388	0.77%	2.77%	to	2.61%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2016			0.95%	10,245			303.55	3,109,893	2.64%			13.98%
2015			0.95%	10,788			266.31	2,872,976	2.95%			-0.10%
2014			0.95%	12,593			266.59	3,357,109	2.29%			10.35%
2013			0.95%	11,279			241.57	2,724,702	2.38%			28.82%
2012			0.95%	11,391			187.53	2,136,187	2.35%			12.33%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2016			0.95%	7,093			219.87	1,559,511	5.72%			10.30%
2015			0.95%	7,669			199.33	1,528,645	4.92%			-2.51%
2014			0.95%	7,529			204.46	1,539,356	5.05%			3.42%
2013			0.95%	7,587			197.70	1,499,948	5.08%			3.36%
2012			0.95%	7,044			191.27	1,347,324	5.31%			13.21%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2016			0.95%	14,682			367.27	5,392,193	1.39%			10.07%
2015			0.95%	15,345			333.68	5,120,259	1.19%			-2.37%
2014			0.95%	15,447			341.77	5,279,253	0.93%			12.52%
2013			0.95%	16,254			303.74	4,936,969	1.06%			33.65%
2012			0.95%	16,798			227.26	3,817,486	1.12%			14.72%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2016			0.95%	9,071			154.60	1,402,380	2.32%			1.50%
2015			0.95%	9,218			152.31	1,403,979	2.24%			-0.61%
2014			0.95%	9,123			153.25	1,398,107	2.43%			4.89%
2013			0.95%	9,053			146.11	1,322,691	2.48%			-3.21%
2012			0.95%	8,223			150.96	1,241,309	2.67%			3.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016			0.75%	1,577			$143.73	$226,657	0.58%			-3.29%
2015			0.75%	1,822			148.62	270,790	0.35%			-9.03%
2014			0.75%	1,849			163.38	302,085	0.47%			-5.97%
2013			0.75%	2,170			173.76	377,049	1.34%			24.20%
2012			0.75%	2,356			139.90	329,612	1.23%			18.28%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	0.60%	to	0.75%	1,181	1,549.49	to	151.12	701,465	0.00%	7.00%	to	6.84%
2015	0.60%	to	0.75%	4,903	1,448.08	to	141.44	1,227,904	0.00%	-2.05%	to	-2.20%
2014	0.60%	to	0.75%	4,867	1,478.42	to	144.62	1,428,128	0.00%	-0.25%	to	-0.40%
2013	0.60%	to	0.75%	4,876	1,482.06	to	145.20	1,515,294	0.01%	42.94%	to	42.73%
2012	0.60%	to	0.75%	5,359	1,036.83	to	101.73	1,206,290	0.00%	17.03%	to	16.85%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	0.60%	to	0.75%	399	2,496.42	to	243.48	426,076	2.01%	11.56%	to	11.39%
2015	0.60%	to	0.75%	440	2,237.75	to	218.57	409,364	0.13%	-3.66%	to	-3.81%
2014	0.60%	to	0.75%	515	2,322.86	to	227.23	466,994	0.06%	9.76%	to	9.60%
2013	0.60%	to	0.75%	563	2,116.25	to	207.33	464,362	0.20%	29.90%	to	29.70%
2012	0.60%	to	0.75%	760	1,629.18	to	159.85	430,213	0.10%	14.83%	to	14.66%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016			0.75%	569			250.83	142,725	0.00%			6.94%
2015			0.75%	686			234.55	160,900	0.00%			-3.61%
2014			0.75%	592			243.33	144,050	0.00%			-2.61%
2013			0.75%	727			249.85	181,641	0.00%			49.11%
2012			0.75%	825			167.56	138,240	0.00%			7.06%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.65%	to	0.75%	48,475	214.97	to	212.90	10,338,914	1.36%	26.51%	to	26.39%
2012	0.65%	to	0.75%	51,652	169.92	to	168.46	8,716,023	2.11%	20.44%	to	20.32%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.65%	to	0.75%	10,439	180.72	to	179.16	1,876,328	1.80%	-1.61%	to	-1.71%
2012	0.65%	to	0.75%	12,320	183.69	to	182.29	2,254,464	1.42%	12.42%	to	12.31%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	0.75%	13,746	195.67	to	193.98	2,675,560	4.78%	0.98%	to	0.88%
2012	0.65%	to	0.75%	14,340	193.78	to	192.30	2,766,107	6.21%	14.31%	to	14.20%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.60%	to	0.75%	3,375	2,501.78	to	245.84	1,118,050	0.53%	10.79%	to	10.62%
2013	0.60%	to	0.75%	3,336	2,258.21	to	222.24	1,010,629	0.62%	29.51%	to	29.32%
2012	0.60%	to	0.75%	3,325	1,743.63	to	171.85	749,217	0.43%	16.27%	to	16.10%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.65%	to	0.75%	33,559	147.60	to	146.47	4,936,446	5.62%	0.52%	to	0.42%
2013	0.65%	to	0.75%	35,737	146.83	to	145.86	5,231,796	5.84%	5.28%	to	5.18%
2012	0.65%	to	0.75%	35,561	139.47	to	138.68	4,947,153	5.82%	13.56%	to	13.44%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.65%	to	0.75%	8,986	172.06	to	170.58	1,538,147	5.82%	6.24%	to	6.14%
2012	0.65%	to	0.75%	11,845	161.95	to	160.71	1,910,949	8.66%	13.96%	to	13.85%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.60%	to	0.75%	13,892	747.75	to	213.96	3,098,961	1.15%	0.15%	to	0.00%
2012	0.60%	to	0.75%	14,607	746.63	to	213.96	3,248,997	0.49%	16.53%	to	16.36%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.75%	966			112.91	109,068	0.55%			16.93%
2012			0.75%	1,069			096.56	103,219	0.93%			14.71%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.60%	to	0.75%	105,266	1,664.79	to	163.84	20,499,435	1.30%	-8.65%	to	-8.78%
2013	0.60%	to	0.75%	110,788	1,822.36	to	179.61	23,651,848	1.38%	29.67%	to	29.48%
2012	0.60%	to	0.75%	121,485	1,405.38	to	138.72	20,255,400	1.97%	19.99%	to	19.81%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.75%	18,885			162.14	3,062,099	1.27%			-8.86%
2013			0.75%	18,085			177.91	3,217,547	1.33%			29.33%
2012			0.75%	18,258			137.57	2,511,689	1.94%			19.77%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.65%	to	0.75%	14,305	$117.27	to	$116.60	$1,671,671	1.23%	20.56%	to	20.44%
2012	0.65%	to	0.75%	15,670	097.27	to	096.82	1,520,326	0.58%	15.03%	to	14.91%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.60%	to	0.75%	96,918	1,370.49	to	135.08	16,825,777	2.29%	20.70%	to	20.51%
2012	0.60%	to	0.75%	102,107	1,135.49	to	112.08	14,578,313	0.39%	16.53%	to	16.36%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	0.60%	to	0.75%	77,243	1,948.28	to	189.73	20,102,350	0.35%	3.99%	to	3.84%
2014	0.60%	to	0.75%	84,350	1,873.44	to	182.72	21,217,632	0.34%	10.66%	to	10.49%
2013	0.60%	to	0.75%	92,231	1,692.98	to	165.37	20,986,918	0.67%	28.97%	to	28.77%
2012	0.60%	to	0.75%	101,294	1,312.73	to	128.42	17,732,583	0.55%	13.34%	to	13.17%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013			0.75%	1			176.85	177	0.00%			29.20%
2012			0.75%	1			136.88	137	0.00%			14.75%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.60%	to	0.75%	2,344	2,067.10	to	203.12	576,655	0.00%	2.85%	to	2.70%
2013	0.60%	to	0.75%	2,351	2,009.78	to	197.79	551,794	0.00%	44.96%	to	44.74%
2012	0.60%	to	0.75%	2,512	1,386.42	to	136.65	394,392	0.00%	8.17%	to	8.01%

2016	Contract owners’ equity:								$1,138,068,106
2015	Contract owners’ equity:								$1,139,725,754
2014	Contract owners’ equity:								$1,244,185,302
2013	Contract owners’ equity:								$1,278,124,928
2012	Contract owners’ equity:								$1,121,931,017
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.